                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                                    811-10267
                       Investment Company Act file number

                                 AssetMark Funds
               (Exact name of registrant as specified in charter)

                     2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
               (Address of principal executive offices) (Zip code)

                                  Carrie Hansen
                       AssetMark Investment Services, Inc.
                     2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
                     (Name and address of agent for service)
                                   COPIES TO:

          MICHAEL P. O'HARE, ESQ.                CHAD FICKETT, ESQ.
             STRADLEY, RONON,            U.S. BANCORP FUND SERVICES, LLC
           STEVENS & YOUNG, LLP              615 EAST MICHIGAN STREET
         2600 ONE COMMERCE SQUARE           MILWAUKEE, WISCONSIN 53202
       PHILADELPHIA, PA 19103-7098

                                 (866) 548-2653
               Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2005

Item 1. Schedule of Investments.

AssetMark Large Cap Growth Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Number of Shares                                                    Market Value
           COMMON STOCKS - 97.0%
           Automobiles - 0.3%
    26,000 Harley-Davidson, Inc. (c)                                 $1,501,760
                                                                 ---------------
           Biotechnology - 5.8%
   224,050 Amgen, Inc. (a) (c)                                       13,041,951
   264,215 Genentech, Inc. (a) (c)                                   14,957,211
                                                                 ---------------
                                                                     27,999,162
                                                                 ---------------
           Capital Markets - 4.3%
    91,500 AG Edwards, Inc. (c)                                       4,099,200
    57,500 Franklin Resources, Inc. (c)                               3,947,375
   102,100 Merrill Lynch & Co, Inc.                                   5,778,860
    82,600 SEI Investments Co.                                        2,986,816
   136,000 The Bank of New York Co., Inc.                             3,950,800
                                                                 ---------------
                                                                     20,763,051
                                                                 ---------------
           Chemicals - 2.6%
   108,100 Air Products & Chemicals, Inc. (c)                         6,841,649
    76,400 Ecolab, Inc. (c)                                           2,525,020
    65,000 Rohm & Haas Co. (c)                                        3,120,000
                                                                 ---------------
                                                                     12,486,669
                                                                 ---------------
           Commercial Banks - 1.9%
    85,600 Bank of America Corp. (c)                                  3,774,960
   157,520 Commerce Bancorp Inc. (c)                                  5,114,674
                                                                 ---------------
                                                                      8,889,634
                                                                 ---------------
           Commercial Services & Supplies - 1.7%
   109,195 Apollo Group, Inc. (a) (c)                                 8,086,982
                                                                 ---------------
           Communications Equipment - 4.8%
   583,000 Cisco Systems, Inc. (a)                                   10,429,870
   352,300 QUALCOMM, Inc.                                            12,911,795
                                                                 ---------------
                                                                     23,341,665
                                                                 ---------------
           Computers & Peripherals - 6.4%
   340,850 Dell, Inc. (a)                                            13,095,457
    38,900 Lexmark International, Inc. (a) (c)                        3,110,833
   533,100 Network Appliance, Inc. (a) (c)                           14,745,546
                                                                 ---------------
                                                                     30,951,836
                                                                 ---------------
           Consumer Finance - 1.4%
   129,100 American Express Co.                                       6,631,867
                                                                 ---------------
           Electrical Equipment - 1.1%
    78,500 Emerson Electric Co.                                       5,097,005
                                                                 ---------------
           Electronic Equipment & Instruments - 1.6%
    69,200 CDW Corp. (c)                                              3,922,256
   137,100 Molex, Inc.                                                3,613,956
                                                                 ---------------
                                                                      7,536,212
                                                                 ---------------
           Food & Staples Retailing - 4.8%
   128,800 Costco Wholesale Corp. (c)                                 5,690,384
   101,600 Sysco Corp. (c)                                            3,637,280
   226,900 Walgreen Co. (c)                                          10,078,898
    75,200 Wal-Mart Stores, Inc. (c)                                  3,768,272
                                                                 ---------------
                                                                     23,174,834
                                                                 ---------------
           Food Products - 0.8%
    79,400 General Mills, Inc. (c)                                    3,902,510
                                                                 ---------------
           Health Care Equipment & Supplies - 2.3%
    64,100 Biomet, Inc.                                               2,326,830
   121,000 Medtronic, Inc. (c)                                        6,164,950
    71,200 Varian Medical Systems, Inc. (a) (c)                       2,440,736
                                                                 ---------------
                                                                     10,932,516
                                                                 ---------------
           Health Care Providers & Services - 2.2%
    49,200 Express Scripts, Inc. (a) (c)                              4,289,748
   117,200 Health Management Associates, Inc. (c)                     3,068,296
    31,500 UnitedHealth Group, Inc. (c)                               3,004,470
                                                                 ---------------
                                                                     10,362,514
                                                                 ---------------
           Hotels Restaurants & Leisure - 2.4%
    58,700 Carnival Corp. (b) (c)                                     3,041,247
   168,850 Starbucks Corp. (a) (c)                                    8,722,791
                                                                 ---------------
                                                                     11,764,038
                                                                 ---------------
           Household Products - 1.5%
    88,000 Colgate-Palmolive Co.                                      4,590,960
    52,200 Procter & Gamble Co. (c)                                   2,766,600
                                                                 ---------------
                                                                      7,357,560
                                                                 ---------------
           Industrial Conglomerates - 4.0%
    73,500 3M Co. (c)                                                 6,298,215
   364,450 General Electric Co.                                      13,142,067
                                                                 ---------------
                                                                     19,440,282
                                                                 ---------------
           Insurance - 6.9%
   230,000 Aflac, Inc.                                                8,569,800
    59,700 American International Group, Inc. (c)                     3,307,977
   235,050 The Progressive Corp. (c)                                 21,568,188
                                                                 ---------------
                                                                     33,445,965
                                                                 ---------------
           Internet & Catalog Retail - 6.4%
   421,590 Amazon.Com, Inc. (a) (c)                                  14,447,890
   441,805 eBay, Inc. (a)                                            16,461,654
                                                                 ---------------
                                                                     30,909,544
                                                                 ---------------
           Internet Software & Services - 3.5%
   499,500 Yahoo!, Inc. (a)                                          16,933,050
                                                                 ---------------
           IT Services - 1.4%
    74,117 First Data Corp.                                           2,913,539
   100,100 Fiserv, Inc. (a) (c)                                       3,983,980
                                                                 ---------------
                                                                      6,897,519
                                                                 ---------------
           Machinery - 2.9%
    28,000 Caterpillar, Inc. (c)                                      2,560,320
   129,800 Dover Corp.                                                4,905,142
    72,500 Illinois Tool Works, Inc. (c)                              6,490,925
                                                                 ---------------
                                                                     13,956,387
                                                                 ---------------
           Media - 4.5%
    56,000 Omnicom Group (c)                                          4,957,120
    80,050 Pixar (a) (c)                                              7,808,877
   279,305 XM Satellite Radio Holdings, Inc.                          8,798,108
           - Class A (a) (c)                                      ---------------
                                                                     21,564,105
                                                                 ---------------
           Multiline Retail - 1.1%
   106,300 Kohl's Corp. (a) (c)                                       5,488,269
                                                                 ---------------
           Oil & Gas - 3.2%
    92,670 Apache Corp.                                               5,674,184
   112,300 Exxon Mobil Corp.                                          6,693,080
    45,900 Occidental Petroleum Corp.                                 3,266,703
                                                                 ---------------
                                                                     15,633,967
                                                                 ---------------
           Pharmaceuticals - 3.4%
    65,700 Eli Lilly & Co. (c)                                        3,422,970
    58,800 Johnson & Johnson (c)                                      3,949,008
   258,200 Pfizer, Inc.                                               6,782,914
   122,900 Schering-Plough Corp.                                      2,230,635
                                                                 ---------------
                                                                     16,385,527
                                                                 ---------------
           Semiconductor & Semiconductor
           Equipment - 6.6%
   167,010 Applied Materials, Inc.                                    2,713,912
   284,400 Intel Corp.                                                6,606,612
   300,300 Maxim Integrated Products, Inc. (c)                       12,273,261
   162,400 Microchip Technology, Inc. (c)                             4,224,024
   204,600 Xilinx, Inc. (c)                                           5,980,458
                                                                 ---------------
                                                                     31,798,267
                                                                 ---------------
           Software - 4.3%
   173,800 Electronic Arts, Inc. (a) (c)                              8,999,364
   264,400 Microsoft Corp.                                            6,390,548
   249,700 Symantec Corp. (a)                                         5,326,101
                                                                 ---------------
                                                                     20,716,013
                                                                 ---------------
           Specialty Retail - 2.9%
   119,500 Bed Bath & Beyond, Inc. (a)                                4,366,530
    87,200 Lowe's Cos, Inc. (c)                                       4,978,248
   140,500 Staples, Inc.                                              4,415,915
                                                                 ---------------
                                                                     13,760,693
                                                                 ---------------

           TOTAL COMMON STOCKS (Cost $423,748,864)                  467,709,403
                                                                 ---------------
    Shares
           SHORT TERM INVESTMENTS - 3.1%
           Money Market Mutual Funds - 3.1%
14,957,928 Federated Prime Obligations Fund, 2.59%                   14,957,928
                                                                 ---------------

           TOTAL SHORT TERM INVESTMENTS (Cost $14,957,928)           14,957,928
                                                                 ---------------
    Principal Value
           INVESTMENTS PURCHASED AS SECURITIES
           LENDING COLLATERAL - 36.6%
           CERTIFICATES OF DEPOSIT - 0.7%
 3,522,335 Natexis Banque, 2.96%, 7/12/05                             3,521,091
                                                                 ---------------

           TOTAL CERTIFICATES OF DEPOSIT (Cost $3,521,091)            3,521,091
                                                                 ---------------

           COMMERCIAL PAPER - 14.6%
 2,348,223 CCN Bluegrass, 2.90%, 11/18/05 (d)                         2,348,223
 5,166,091 CCN Orchard Park, 2.85%, 10/06/05 (d)                      5,166,091
 7,044,670 Concord Minutemen Capital Co., 2.80%,                      7,044,670
           4/12/05 (d)
 7,044,670 Duke Funding, 2.79%, 4/05/05 (d) (e)                       7,034,297
 3,522,335 Goldman Sachs Group, Inc., 2.96%, 4/22/05                  3,522,335
 2,348,223 Laguna Corp., 2.84%, 5/12/05 (d) (e)                       2,336,778
 4,696,447 Laguna Corp., 2.99%, 5/31/05 (d) (e)                       4,672,425
 8,453,604 Lakeside Funding LLC, 2.80%, 04/08/05 (d)                  8,453,604
 5,870,559 Leafs LLC, 2.86%, 4/20/05 (d)                              5,870,559
 1,878,579 Leafs LLC, 2.85%, 1/20/06 (d)                              1,878,579
 2,348,223 Liquid Funding Ltd.,2.75%, 12/12/05 (d)                    2,348,032
 1,408,934 Main St Warehouse, 2.84%, 4/25/05 (d) (e)                  1,405,279
 2,817,868 Morgan Stanley, 2.95%, 9/02/05                             2,817,868
 2,348,223 Morgan Stanley, 2.95%, 9/07/05                             2,348,223
 2,113,401 Morgan Stanley, 2.96%, 6/06/05                             2,113,401
 1,174,112 Morgan Stanley, 2.96%, 9/09/05                             1,174,112
 2,817,868 Sigma Finance, 2.95%, 5/17/05 (d)                          2,817,304
 7,044,670 Thornburg Mortgage Capital LLC, 2.72%,                     7,029,821
           4/01/05 (d) (e)                                       ---------------

           TOTAL COMMERCIAL PAPER (Cost $70,381,601)                 70,381,601
                                                                 ---------------

           CORPORATE BONDS AND NOTES - 1.5%
 2,348,223 Bayerische Landesbank, 2.84%, 6/24/05                      2,348,223
 2,113,401 Northlake, 3.03%, 9/06/05 (d)                              2,113,401
 2,817,868 Metlife Global, 2.89%, 4/28/08                             2,817,868
                                                                 ---------------

           TOTAL CORPORATE BONDS AND NOTES (Cost $7,279,492)          7,279,492
                                                                 ---------------

           CORPORATE PAYDOWN SECURITY - 0.9%
 4,385,213 REMAC, 2.80%, 3/12/2025 (d)                                4,385,213
                                                                 ---------------

           TOTAL CORPORATE PAYDOWN SECURITY (Cost $4,385,213)         4,385,213
                                                                 ---------------
    Shares
           MUTUAL FUND - 0.3%
 1,412,654 Merrill Lynch Premier Institutional Fund                   1,412,654
                                                                 ---------------

           TOTAL MUTUAL FUND (Cost $1,412,654)                        1,412,654
                                                                 ---------------
    Principal Value
           REPURCAHSE AGREEMENTS - 18.6%
11,741,117 Citibank Repurchase Agreement, 2.93%, 4/01/05
           (Collateralized by Corporate Bonds)                       11,741,117
 1,408,934 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Collateralized Mortgage                 1,408,934
           Obligations)
 2,817,868 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Ginnie Mae Collateralized               2,817,868
           Mortgage Obligation)
 3,052,690 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Ginnie Mae Collateralized               3,052,690
           Mortgage Obligation)
 4,696,447 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Collateralized Mortgage                 4,696,447
           Obligations)
 3,522,335 CS First Boston Repurchase Agreement, 2.94%,
           4/01/05
           (Collateralized by Collateralized Mortgage                 3,522,335
           Obligations)
11,741,117 CS First Boston Repurchase Agreement, 2.94%,
           4/01/05
           (Collateralized by Corporate Bonds)                       11,741,117
 8,218,782 Lehman Brothers Repurchase Agreement, 3.00%,
           4/01/05
           (Collateralized by Corporate Bonds)                        8,218,782
18,785,787 Merrill Lynch Repurchase Agreement, 2.96%,
           4/01/05
           (Collateralized by Corporate Bonds)                       18,785,787
 4,696,447 Morgan Stanley Repurchase Agreement, 2.92%,
           4/01/05
           (Collateralized by Ginnie Mae Collateralized               4,696,447
           Mortgage Obligation)
18,785,787 Morgan Stanley Repurchase Agreement, 2.92%,
           4/01/05
           (Collateralized by Freddie Mac Collaterialized            18,785,787
           Mortgage Obligations)                                 ---------------

           TOTAL REPURCHASE AGREEMENTS (Cost $89,467,311)            89,467,311
                                                                 ---------------

           TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING        176,447,362
           COLLATERAL (Cost $176,447,362)                        ---------------

           Total Investments (Cost $615,154,154) - 136.7%           659,114,693
           Liabilities in Excess of Other Assets - (36.7)%         (177,067,534)
                                                                 ---------------
           TOTAL NET ASSETS - 100.0%                               $482,047,159
                                                                 ===============

           Percentages are stated as a percent of net assets.

           (a)  Non Income Producing.
           (b)  Foreign Issued.
           (c)  All or a portion of this security represents
                investments of securities lending collateral.
           (d)  Restricted under Rule 144a of the Securities
                Act of 1933.
           (e)  Variable Rate Security.  The rate shown is
                the rate in effect on March 31, 2005.

AssetMark Large Cap Value Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Number of Shares                                                    Market Value
           COMMON STOCKS - 94.3%
           Air Freight & Logistics - 0.4%
    25,000 United Parcel Service, Inc.                               $1,818,500
                                                                 ---------------
           Airlines - 0.4%
   113,120 AMR Corp. (a) (c)                                          1,210,384
   242,080 Delta Air Lines, Inc. (a) (c)                                980,424
                                                                 ---------------
                                                                      2,190,808
                                                                 ---------------
           Auto Components - 1.5%
   905,260 Delphi Corp. (c)                                           4,055,565
   240,330 The Goodyear Tire & Rubber Co. (a) (c)                     3,208,405
                                                                 ---------------
                                                                      7,263,970
                                                                 ---------------
           Automobiles - 3.0%
   665,230 Ford Motor Co. (c)                                         7,537,056
   240,370 General Motors Corp. (c)                                   7,064,474
                                                                 ---------------
                                                                     14,601,530
                                                                 ---------------
           Beverages - 0.7%
    63,400 Diageo PLC ADR (c)                                         3,607,460
                                                                 ---------------
           Capital Markets - 0.5%
    39,000 Morgan Stanley                                             2,232,750
                                                                 ---------------
           Commercial Banks - 4.8%
    69,700 Fifth Third Bancorp (c)                                    2,995,706
   124,715 HSBC Holdings PLC ADR (c)                                  9,902,371
    62,800 Lloyds TSB Group Plc ADR (c)                               2,277,756
   136,100 Wells Fargo & Co.                                          8,138,780
                                                                 ---------------
                                                                     23,314,613
                                                                 ---------------
           Commercial Services & Supplies - 1.6%
    30,700 Dun & Bradstreet Corp. (a) (c)                             1,886,515
    89,600 H&R Block, Inc. (c)                                        4,531,968
    48,090 Waste Management, Inc.                                     1,387,396
                                                                 ---------------
                                                                      7,805,879
                                                                 ---------------
           Communications Equipment - 1.5%
 2,575,890 Lucent Technologies, Inc. (a) (c)                          7,083,698
                                                                 ---------------
           Computers & Peripherals - 3.2%
   364,670 Hewlett-Packard Co.                                        8,000,860
    41,700 Lexmark International, Inc. (a) (c)                        3,334,749
   984,280 Sun Microsystems, Inc. (a) (c)                             3,976,491
                                                                 ---------------
                                                                     15,312,100
                                                                 ---------------
           Construction Materials - 0.4%
    35,200 Vulcan Materials Co.                                       2,000,416
                                                                 ---------------
           Consumer Finance - 2.6%
   246,400 American Express Co.                                      12,657,568
                                                                 ---------------
           Containers & Packaging - 1.5%
   140,900 Sealed Air Corp. (a) (c)                                   7,318,346
                                                                 ---------------
           Diversified Financial Services - 6.1%
   112,450 CIT Group, Inc.                                            4,273,100
   173,300 Citigroup, Inc.                                            7,788,102
   416,176 J.P. Morgan Chase & Co.                                   14,399,690
    36,700 Moody's Corp. (c)                                          2,967,562
                                                                 ---------------
                                                                     29,428,454
                                                                 ---------------
           Diversified Telecommunication
           Services - 5.9%
   351,280 BellSouth Corp. (c)                                        9,235,151
   374,420 SBC Communications, Inc. (c)                               8,870,010
    65,000 Sprint Corp.                                               1,478,750
   244,780 Verizon Communications, Inc.                               8,689,690
                                                                 ---------------
                                                                     28,273,601
                                                                 ---------------
           Food & Staples Retailing - 7.5%
   455,280 Albertson's, Inc. (c)                                      9,401,532
   182,000 Costco Wholesale Corp. (c)                                 8,040,760
   495,330 Safeway, Inc. (a) (c)                                      9,178,465
   592,920 The Kroger Co. (a)                                         9,504,507
                                                                 ---------------
                                                                     36,125,264
                                                                 ---------------
           Food Products - 0.6%
    46,600 Hershey Foods Corp. (c)                                    2,817,436
                                                                 ---------------
           Health Care Providers &
           Services - 3.4%
    56,000 Cardinal Health, Inc. (c)                                  3,124,800
    85,100 HCA, Inc. (c)                                              4,558,807
   210,440 Service Corp. International (a)                            1,574,091
   609,710 Tenet Healthcare Corp. (a) (c)                             7,029,956
                                                                 ---------------
                                                                     16,287,654
                                                                 ---------------
           Household Durables - 1.6%
    57,840 American Greetings (c)                                     1,473,763
   212,500 Newell Rubbermaid, Inc. (c)                                4,662,250
    80,260 Tupperware Corp.                                           1,634,094
                                                                 ---------------
                                                                      7,770,107
                                                                 ---------------
           Industrial Conglomerates - 2.4%
   348,600 Tyco International Ltd. (b) (c)                           11,782,680
                                                                 ---------------
           Insurance - 12.4%
   198,200 American International Group, Inc.                        10,982,262
   137,800 AON Corp. (c)                                              3,147,352
     4,195 Berkshire Hathaway, Inc. (a) (c)                          11,980,920
   153,420 Loews Corp.                                               11,282,507
    88,200 Marsh & McLennan Companies, Inc.                           2,683,044
   111,680 The Phoenix Cos Inc. (c)                                   1,427,270
   101,900 The Progressive Corp. (c)                                  9,350,344
    58,725 Transatlantic Holdings, Inc.                               3,888,769
   289,480 UnumProvident Corp. (c)                                    4,926,950
                                                                 ---------------
                                                                     59,669,418
                                                                 ---------------
           IT Services - 2.9%
   346,670 Electronic Data Systems Corp. (c)                          7,165,669
   118,500 Iron Mountain, Inc. (a) (c)                                3,417,540
   507,000 Unisys Corp. (a)                                           3,579,420
                                                                 ---------------
                                                                     14,162,629
                                                                 ---------------
           Leisure Equipment & Products - 0.6%
   126,060 Mattel, Inc. (c)                                           2,691,381
                                                                 ---------------
           Media - 2.4%
   296,300 Comcast Corp. (a) (c)                                      9,896,420
    18,600 Gannett Co, Inc. (c)                                       1,470,888
                                                                 ---------------
                                                                     11,367,308
                                                                 ---------------
           Office Electronics - 1.2%
   375,130 Xerox Corp. (a)                                            5,683,220
                                                                 ---------------
           Oil & Gas - 6.6%
    78,852 ConocoPhillips                                             8,503,400
   137,600 Devon Energy Corp. (c)                                     6,570,400
   481,620 El Paso Corp. (c)                                          5,095,539
   112,000 EOG Resources, Inc. (c)                                    5,458,880
    88,300 Occidental Petroleum Corp.                                 6,284,311
                                                                 ---------------
                                                                     31,912,530
                                                                 ---------------
           Pharmaceuticals - 8.9%
   380,480 Bristol-Myers Squibb Co. (c)                               9,687,021
    46,700 Eli Lilly & Co. (c)                                        2,433,070
   324,960 Merck & Co., Inc. (c)                                     10,518,955
   357,100 Pfizer, Inc.                                               9,381,017
   487,500 Schering-Plough Corp.                                      8,848,125
    51,870 Wyeth                                                      2,187,877
                                                                 ---------------
                                                                     43,056,065
                                                                 ---------------
           Semiconductor & Semiconductor
           Equipment - 1.6%
   747,790 Micron Technology, Inc. (a) (c)                            7,732,149
                                                                 ---------------
           Software - 0.5%
   104,500 Microsoft Corp.                                            2,525,765
                                                                 ---------------
           Specialty Retail - 1.4%
    24,900 Autozone, Inc. (a) (c)                                     2,133,930
   176,310 Toys "R" Us, Inc. (a)                                      4,541,746
                                                                 ---------------
                                                                      6,675,676
                                                                 ---------------
           Thrifts & Mortgage
           Finance - 1.6%
   131,000 Golden West Financial Corp. (c)                            7,925,500
                                                                 ---------------
           Tobacco - 4.6%
   310,920 Altria Group, Inc. (c)                                    20,331,059
    23,300 Reynolds American, Inc.                                    1,877,747
                                                                 ---------------
                                                                     22,208,806
                                                                 ---------------

           TOTAL COMMON STOCKS (Cost $419,909,152)                  455,303,281
                                                                 ---------------
    Shares
           SHORT TERM INVESTMENTS - 5.3%
           Money Market Mutual Funds - 5.3%
25,468,456 Federated Prime Obligations Fund, 2.59%                   25,468,456
                                                                 ---------------

           TOTAL SHORT TERM INVESTMENTS                              25,468,456
           (Cost $25,468,457)                                    ---------------

    Principal Value
           INVESTMENTS PURCHASED AS SECURITIES LENDING
           COLLATERAL - 37.1%
           CERTIFICATES OF DEPOSIT - 0.8%
 3,578,227 Natexis Banque, 2.96%, 7/12/05                             3,576,964
                                                                 ---------------

           TOTAL CERTIFICATES OF DEPOSIT                              3,576,964
           (Cost $3,576,964)                                     ---------------

           COMMERCIAL PAPER - 14.8%
 2,385,485 CCN Bluegrass, 2.90%, 11/18/05 (d)                         2,385,485
 5,248,067 CCN Orchard Park, 2.85%, 10/06/05 (d)                      5,248,067
 7,156,453 Concord Minutemen Capital Co., 2.80%,                      7,156,453
           4/12/05 (d)
 7,156,453 Duke Funding, 2.79%, 4/05/05 (d) (e)                       7,145,915
 3,578,227 Goldman Sachs Group, Inc., 2.96%, 4/22/05                  3,578,227
 2,385,485 Laguna Corp., 2.84%, 5/12/05 (d) (e)                       2,373,858
 4,770,968 Laguna Corp., 2.99%, 5/31/05 (d) (e)                       4,746,566
 8,587,744 Lakeside Funding LLC, 2.80%, 04/08/05 (d)                  8,587,744
 5,963,712 Leafs LLC, 2.86%, 4/20/05 (d)                              5,963,712
 1,908,387 Leafs LLC, 2.85%, 1/20/06 (d)                              1,908,387
 2,385,485 Liquid Funding Ltd.,2.75%, 12/12/05 (d)                    2,385,289
 1,431,291 Main St Warehouse, 2.84%, 4/25/05 (d) (e)                  1,427,578
 2,862,580 Morgan Stanley, 2.95%, 9/02/05                             2,862,580
 2,385,485 Morgan Stanley, 2.95%, 9/07/05                             2,385,485
 2,146,935 Morgan Stanley, 2.96%, 6/06/05                             2,146,935
 1,192,742 Morgan Stanley, 2.96%, 9/09/05                             1,192,742
 2,862,580 Sigma Finance, 2.95%, 5/17/05 (d)                          2,862,010
 7,156,453 Thornburg Mortgage Capital LLC, 2.72%,                     7,141,370
           4/01/05 (d) (e)                                       ---------------

           TOTAL COMMERCIAL PAPER (Cost $71,498,403)                 71,498,403
                                                                 ---------------

           CORPORATE BONDS AND NOTES - 1.5%
 2,385,485 Bayerische Landesbank, 2.84%, 6/24/05                      2,385,485
 2,146,935 Northlake, 3.03%, 9/06/05 (d)                              2,146,935
 2,862,580 Metlife Global, 2.89%, 4/28/08                             2,862,580
                                                                 ---------------

           TOTAL CORPORATE BONDS AND NOTES                            7,395,000
           (Cost $7,395,000)                                     ---------------

           CORPORATE PAYDOWN SECURITY - 0.9%
 4,454,798 REMAC, 2.80%, 3/12/2025 (d)                                4,454,798
                                                                 ---------------

           TOTAL CORPORATE PAYDOWN SECURITY                           4,454,798
           (Cost $4,454,798)                                     ---------------

    Shares
           MUTUAL FUND - 0.3%
 1,435,070 Merrill Lynch Premier Institutional Fund                   1,435,070
                                                                 ---------------

           TOTAL MUTUAL FUND (Cost $1,435,070)                        1,435,070
                                                                 ---------------
    Principal Value
           REPURCAHSE AGREEMENTS - 18.8%
11,927,422 Citibank Repurchase Agreement, 2.93%,
           4/01/05
           (Collateralized by Corporate Bonds)                       11,927,422
 1,431,291 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Collateralized                          1,431,291
           Mortgage Obligations)
 2,862,580 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Ginnie Mae Collateralized               2,862,580
           Mortgage Obligation)
 3,101,131 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Ginnie Mae Collateralized               3,101,131
           Mortgage Obligation)
 4,770,968 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Collateralized                          4,770,968
           Mortgage Obligations)
 3,578,227 CS First Boston Repurchase Agreement, 2.94%,
           4/01/05
           (Collateralized by Collateralized                          3,578,227
           Mortgage Obligations)
11,927,422 CS First Boston Repurchase Agreement, 2.94%,
           4/01/05
           (Collateralized by Corporate Bonds)                       11,927,422
 8,349,196 Lehman Brothers Repurchase Agreement, 3.00%,
           4/01/05
           (Collateralized by Corporate Bonds)                        8,349,196
19,083,876 Merrill Lynch Repurchase Agreement, 2.96%,
           4/01/05
           (Collateralized by Corporate Bonds)                       19,083,876
 4,770,968 Morgan Stanley Repurchase Agreement, 2.92%,
           4/01/05
           (Collateralized by Ginnie Mae Collateralized               4,770,968
           Mortgage Obligation)
19,083,876 Morgan Stanley Repurchase Agreement, 2.92%,
           4/01/05
           (Collateralized by Freddie Mac                            19,083,876
           Collaterialized Mortgage Obligations)                 ---------------

           TOTAL REPURCHASE AGREEMENTS                               90,886,957
           (Cost $90,886,957)                                    ---------------

           TOTAL INVESTMENTS PURCHASED AS SECURITIES                179,247,192
           LENDING COLLATERAL (Cost $179,247,192)                ---------------

           Total Investments (Cost $624,624,800) - 136.7%           660,018,929
           Liabilities in Excess of Other Assets - (36.7)%         (177,245,329)
                                                                 ---------------
           TOTAL NET ASSETS - 100.0%                               $482,773,600
                                                                 ===============

           Percentages are stated as a percent of net assets.

           ADR   American Depository Receipt.
           (a)   Non Income Producing.
           (b)   Foreign Issued.
           (c)   All or a portion of this security represents
                 investments of securities lending collateral.
           (d)   Restricted under Rule 144a of the Securities Act of 1933.
           (e)   Variable Rate Security.  The rate shown is the
                 rate in effect on March 31, 2005.

AssetMark Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Number of Shares                                                    Market Value
          COMMON STOCKS - 95.2%
          Air Freight & Logistics - 5.3%
   66,500 CH Robinson Worldwide, Inc. (c)                            $3,426,745
   60,000 Expeditors International Washington, Inc.(c)                3,213,000
                                                                 ---------------
                                                                      6,639,745
                                                                 ---------------
          Auto Components - 2.7%
  105,000 Gentex Corp. (c)                                            3,349,500
                                                                 ---------------
          Biotechnology - 5.5%
   25,400 Affymetrix, Inc. (a) (c)                                    1,088,136
   32,000 Encysive Pharmaceuticals, Inc. (a)                            327,040
   24,800 Genentech, Inc. (a) (c)                                     1,403,928
   14,800 Onyx Pharmaceuticals, Inc. (a) (c)                            463,980
   78,500 Techne Corp. (a) (c)                                        3,154,130
   28,400 Vicuron Pharmaceuticals, Inc. (a)                             447,584
                                                                 ---------------
                                                                      6,884,798
                                                                 ---------------
          Business Services - 0.1%
    4,485 Ctrip.com International Ltd ADR (a)                           169,757
                                                                 ---------------
          Capital Markets - 4.3%
   40,000 BlackRock, Inc.                                             2,997,200
   22,100 SEI Investments Co.                                           799,136
   27,100 T. Rowe Price Group, Inc. (c)                               1,609,198
                                                                 ---------------
                                                                      5,405,534
                                                                 ---------------
          Commercial Banks - 1.2%
   23,900 Commerce Bancorp Inc. (c)                                     776,033
   28,700 Signature Bank (a)                                            760,837
                                                                 ---------------
                                                                      1,536,870
                                                                 ---------------
          Commercial Physical And Biological
          Research - 0.2%
    6,900 Neurocrine Biosciences, Inc. (a)                              262,614
                                                                 ---------------
          Commercial Services & Supplies - 8.5%
   20,200 Bright Horizons Family Solutions, Inc. (a)                    681,548
   15,200 ChoicePoint, Inc. (a) (c)                                     609,672
  110,000 Jackson Hewitt Tax Service, Inc. (c)                        2,301,200
   19,900 Monster Worldwide, Inc. (a) (c)                               558,195
   19,700 Resources Connection, Inc. (a) (c)                            412,321
   41,200 Robert Half International, Inc. (c)                         1,110,752
    5,400 Strayer Education, Inc.                                       611,928
   18,200 The Corporate Executive Board Co.                           1,163,890
  240,000 The ServiceMaster Co. (c)                                   3,240,000
                                                                 ---------------
                                                                     10,689,506
                                                                 ---------------
          Communications Equipment - 4.6%
   90,600 Juniper Networks, Inc. (a) (c)                              1,998,636
   49,500 Research In Motion Ltd. (a) (b) (c)                         3,782,790
                                                                 ---------------
                                                                      5,781,426
                                                                 ---------------
          Computers & Peripherals - 3.3%
   51,300 Network Appliance, Inc. (a)                                 1,418,958
  100,000 SanDisk Corp. (a) (c)                                       2,780,000
                                                                 ---------------
                                                                      4,198,958
                                                                 ---------------
          Containers & Packaging - 2.1%
  110,000 Packaging Corp of America (c)                               2,671,900
                                                                 ---------------
          Detective, Guard, And Armored Car
          Services - 0.4%
   20,700 Cogent, Inc. (a)                                              521,226
                                                                 ---------------
          Diversified Financial Services - 2.2%
   75,000 Financial Federal Corp.                                     2,652,750
    3,100 International Secs Exch, Inc. (a)                              80,600
                                                                 ---------------
                                                                      2,733,350
                                                                 ---------------
          Electromedical And Electrotherapeutic
          Apparatus - 0.3%
   25,360 Intralase Corp. (a)                                           424,527
                                                                 ---------------
          Employment Agencies - 0.1%
    6,300 51job, Inc. ADR (a) (c)                                       107,037
                                                                 ---------------
          Health Care Equipment & Supplies - 0.5%
   25,200 Kyphon, Inc. (a) (c)                                          634,284
                                                                 ---------------
          Health Care Providers & Services - 1.1%
    8,300 Express Scripts, Inc. (a) (c)                                 723,677
   15,400 The Advisory Board Co. (a)                                    672,980
                                                                 ---------------
                                                                      1,396,657
                                                                 ---------------
          Hotels And Motels - 0.6%
   10,900 Four Seasons Hotels, Inc. (b)                                 770,630
                                                                 ---------------
          Hotels Restaurants & Leisure - 6.3%
  151,000 GTECH Holdings Corp.                                        3,553,030
   77,600 Ihop Corp. (c)                                              3,699,968
   10,600 PF Chang's China Bistro, Inc. (a) (c)                         633,880
                                                                 ---------------
                                                                      7,886,878
                                                                 ---------------
          Internet & Catalog Retail - 5.9%
   44,200 Amazon.Com, Inc. (a) (c)                                    1,514,734
   66,000 Blue Nile, Inc. (a) (c)                                     1,824,900
  109,000 eBay, Inc. (a)                                              4,061,340
                                                                 ---------------
                                                                      7,400,974
                                                                 ---------------
          Internet Software & Services - 9.3%
  625,000 RealNetworks, Inc. (a) (c)                                  3,612,500
  450,000 SkillSoft PLC ADR (a)                                       1,656,000
   46,500 VeriSign, Inc. (a) (c)                                      1,334,550
   10,600 Websense, Inc. (a)                                            570,280
  135,100 Yahoo!, Inc. (a)                                            4,579,890
                                                                 ---------------
                                                                     11,753,220
                                                                 ---------------
          IT Services - 5.2%
   15,100 Alliance Data Systems Corp. (a) (c)                           610,040
   20,100 CheckFree Corp. (a) (c)                                       819,276
   15,900 Cognizant Technology Solutions Corp. (a) (c)                  734,580
   37,000 Global Payments, Inc. (c)                                   2,386,130
   42,600 Paychex, Inc. (c)                                           1,398,132
    9,800 SRA International, Inc. - Class A (a)                         590,450
                                                                 ---------------
                                                                      6,538,608
                                                                 ---------------
          Machinery - 1.6%
   51,200 Graco, Inc. (c)                                             2,066,432
                                                                 ---------------
          Media - 3.8%
  472,500 Gemstar-TV Guide International, Inc. (a)                    2,055,375
   55,312 Univision Communications, Inc. (a) (c)                      1,531,589
   60,900 Westwood One, Inc. (a)                                      1,239,315
                                                                 ---------------
                                                                      4,826,279
                                                                 ---------------
          Multiline Retail - 2.9%
  125,000 Tuesday Morning Corp. (a)                                   3,608,750
                                                                 ---------------
          Pharmaceuticals - 0.6%
   12,500 MGI Pharma, Inc. (a) (c)                                      315,875
   29,400 Nektar Therapeutics (a) (c)                                   409,836
                                                                 ---------------
                                                                        725,711
                                                                 ---------------
          Semiconductor & Semiconductor
          Equipment - 6.9%
   34,300 Altera Corp. (a)                                              678,454
   22,100 Intersil Corp.                                                382,772
   18,200 Marvell Technology Group Ltd. (a) (b) (c)                     697,788
   80,200 Maxim Integrated Products, Inc. (c)                         3,277,774
   18,800 Silicon Laboratories, Inc. (a) (c)                            558,548
  106,300 Xilinx, Inc. (c)                                            3,107,149
                                                                 ---------------
                                                                      8,702,485
                                                                 ---------------
          Software - 4.5%
   56,800 Agile Software Corp. (a)                                      413,504
   54,300 McAfee, Inc. (a)                                            1,225,008
   50,600 NAVTEQ Corp. (a)                                            2,193,510
   82,400 Opsware, Inc. (a)                                             425,184
   53,100 Red Hat, Inc. (a) (c)                                         579,321
   51,500 Salesforce.com, Inc. (a) (c)                                  771,985
                                                                 ---------------
                                                                      5,608,512
                                                                 ---------------
          Specialty Retail - 3.8%
   13,900 Chico's FAS, Inc. (a) (c)                                     392,814
   14,500 Urban Outfitters, Inc. (a)                                    695,565
   85,000 Weight Watchers International, Inc. (a) (c)                 3,653,300
                                                                 ---------------
                                                                      4,741,679
                                                                 ---------------
          Surgical And Medical Instruments
          And Apparatus - 0.6%
   25,400 Foxhollow Technologies, Inc. (a) (c)                          716,280
                                                                 ---------------
          Wireless Telecommunication
          Services - 0.8%
   11,800 Telephone & Data Systems, Inc. (c)                            962,880
                                                                 ---------------

          TOTAL COMMON STOCKS (Cost $108,839,266)                   119,717,007
                                                                 ---------------
   Shares
          SHORT TERM INVESTMENTS - 4.5%
          Money Market Mutual Funds - 4.5%
5,593,377 Federated Prime Obligations Fund, 2.59%                     5,593,377
                                                                 ---------------

          TOTAL SHORT TERM INVESTMENTS                                5,593,377
          (Cost $5,593,377)                                      ---------------
    Principal Value
          INVESTMENTS PURCHASED AS SECURITIES
          LENDING COLLATERAL - 37.1%
          CERTIFICATES OF DEPOSIT - 0.8%
  930,556 Natexis Banque, 2.96%, 7/12/05                                930,228
                                                                 ---------------

          TOTAL CERTIFICATES OF DEPOSIT                                 930,228
          (Cost $930,228)                                        ---------------

          COMMERCIAL PAPER - 14.8%
  620,371 CCN Bluegrass, 2.90%, 11/18/05 (d)                            620,371
1,364,816 CCN Orchard Park, 2.85%, 10/06/05 (d)                       1,364,816
1,861,113 Concord Minutemen Capital Co., 2.80%,                       1,861,113
          4/12/05 (d)
1,861,113 Duke Funding, 2.79%, 4/05/05 (d) (e)                        1,858,372
  930,556 Goldman Sachs Group, Inc., 2.96%, 4/22/05                     930,556
  620,371 Laguna Corp., 2.84%, 5/12/05 (d) (e)                          617,347
1,240,742 Laguna Corp., 2.99%, 5/31/05 (d) (e)                        1,234,395
2,233,335 Lakeside Funding LLC, 2.80%, 04/08/05 (d)                   2,233,335
1,550,927 Leafs LLC, 2.86%, 4/20/05 (d)                               1,550,927
  496,297 Leafs LLC, 2.85%, 1/20/06 (d)                                 496,297
  620,371 Liquid Funding Ltd.,2.75%, 12/12/05 (d)                       620,320
  372,223 Main St Warehouse, 2.84%, 4/25/05 (d) (e)                     371,257
  744,445 Morgan Stanley, 2.95%, 9/02/05                                744,445
  620,371 Morgan Stanley, 2.95%, 9/07/05                                620,371
  558,334 Morgan Stanley, 2.96%, 6/06/05                                558,334
  310,185 Morgan Stanley, 2.96%, 9/09/05                                310,185
  744,445 Sigma Finance, 2.95%, 5/17/05 (d)                             744,296
1,861,113 Thornburg Mortgage Capital LLC, 2.72%,                      1,857,190
          4/01/05 (d) (e)                                        ---------------

          TOTAL COMMERCIAL PAPER (Cost $18,593,927)                  18,593,927
                                                                 ---------------

          CORPORATE BONDS AND NOTES - 1.5%
  620,371 Bayerische Landesbank, 2.84%, 6/24/05                         620,371
  558,334 Northlake, 3.03%, 9/06/05 (d)                                 558,334
  744,445 Metlife Global, 2.89%, 4/28/08                                744,445
                                                                 ---------------

          TOTAL CORPORATE BONDS AND NOTES                             1,923,150
          (Cost $1,923,150)                                      ---------------

          CORPORATE PAYDOWN SECURITY - 0.9%
1,158,518 REMAC, 2.80%, 3/12/2025 (d)                                 1,158,518
                                                                 ---------------

          TOTAL CORPORATE PAYDOWN SECURITY                            1,158,518
          (Cost $1,158,518)                                      ---------------

   Shares
          MUTUAL FUND - 0.3%
  373,205 Merrill Lynch Premier Institutional Fund                      373,205
                                                                 ---------------

          TOTAL MUTUAL FUND (Cost $373,205)                             373,205
                                                                 ---------------
         Principal Value
          REPURCAHSE AGREEMENTS - 18.8%
3,101,855 Citibank Repurchase Agreement, 2.93%,
          4/01/05
          (Collateralized by Corporate Bonds)                         3,101,855
  372,223 CS First Boston Repurchase Agreement, 2.90%,
          4/01/05
          (Collateralized by Collateralized                             372,223
          Mortgage Obligations)
  744,445 CS First Boston Repurchase Agreement, 2.90%,
          4/01/05
          (Collateralized by Ginnie Mae                                 744,445
          Collateralized Mortgage Obligation)
  806,482 CS First Boston Repurchase Agreement, 2.90%,
          4/01/05
          (Collateralized by Ginnie Mae                                 806,482
          Collateralized Mortgage Obligation)
1,240,742 CS First Boston Repurchase Agreement, 2.90%,
          4/01/05
          (Collateralized by Collateralized                           1,240,742
          Mortgage Obligations)
  930,556 CS First Boston Repurchase Agreement, 2.94%,
          4/01/05
          (Collateralized by Collateralized                             930,556
          Mortgage Obligations)
3,101,855 CS First Boston Repurchase Agreement, 2.94%,
          4/01/05
          (Collateralized by Corporate Bonds)                         3,101,855
2,171,298 Lehman Brothers Repurchase Agreement, 3.00%,
          4/01/05
          (Collateralized by Corporate Bonds)                         2,171,298
4,962,967 Merrill Lynch Repurchase Agreement, 2.96%,
          4/01/05
          (Collateralized by Corporate Bonds)                         4,962,967
1,240,742 Morgan Stanley Repurchase Agreement, 2.92%,
          4/01/05
          (Collateralized by Ginnie Mae                               1,240,742
          Collateralized Mortgage Obligation)
4,962,967 Morgan Stanley Repurchase Agreement, 2.92%,
          4/01/05
          (Collateralized by Freddie Mac                              4,962,967
          Collaterialized Mortgage Obligations)                  ---------------

          TOTAL REPURCHASE AGREEMENTS                                23,636,132
          (Cost $23,636,130)                                     ---------------

          TOTAL INVESTMENTS PURCHASED AS SECURITIES                  46,615,160
          LENDING COLLATERAL (Cost $46,615,158)                  ---------------

          Total Investments  (Cost $161,047,801) - 136.8%           171,925,542
          Liabilities in Excess of Other Assets - (36.8)%           (46,219,166)
                                                                 ---------------
          TOTAL NET ASSETS - 100.0%                                $125,706,376
                                                                 ===============

          Percentages are stated as a percent of net assets.

          ADR  American Depository Receipt.
          (a)  Non Income Producing.
          (b)  Foreign Issued.
          (c)  All or a portion of this security represents
               investments of securities lending collateral.
          (d)  Restricted under Rule 144a of the Securities Act of 1933.
          (e)  Variable Rate Security.  The rate shown is the
               rate in effect on March 31, 2005.

AssetMark Small/Mid Cap Value Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Number of Shares                                                   Market Value
          COMMON STOCKS - 93.5%
          Aerospace & Defense - 3.0%
   47,300 Esterline Technologies Corp. (a)                           $1,634,215
   41,800 Goodrich Corp.                                              1,600,522
   25,350 Moog, Inc. (a)                                              1,145,820
                                                                 ---------------
                                                                      4,380,557
                                                                 ---------------
          Automobiles - 0.7%
   35,900 Thor Industries, Inc. (c)                                   1,073,769
                                                                 ---------------
          Building Products - 0.9%
   35,000 NCI Building Systems, Inc. (a) (c)                          1,351,000
                                                                 ---------------
          Capital Markets - 5.6%
  140,500 E*Trade Financial Corp. (a)                                 1,686,000
   95,200 Janus Capital Group, Inc. (c)                               1,328,040
   58,200 Northern Trust Corp.                                        2,528,208
   22,425 T. Rowe Price Group, Inc.                                   1,331,597
   64,500 Waddell & Reed Financial, Inc. (c)                          1,273,230
                                                                 ---------------
                                                                      8,147,075
                                                                 ---------------
          Chemicals - 6.9%
   61,500 Airgas, Inc. (c)                                            1,469,235
   35,000 Cytec Industries, Inc.                                      1,898,750
   47,100 Huntsman Corp. (a)                                          1,098,372
   26,100 International Flavors & Fragrances, Inc.                    1,030,950
   40,500 Lyondell Chemical Co. (c)                                   1,130,760
  119,300 Methanex Corp. (b)                                          2,317,999
   38,800 OM Group, Inc. (a)                                          1,180,296
                                                                 ---------------
                                                                     10,126,362
                                                                 ---------------
          Commercial Banks - 2.2%
   30,300 First Horizon National Corp.                                1,235,937
   19,400 Greater Bay Bancorp (c)                                       473,554
   54,250 North Fork Bancorporation, Inc.                             1,504,895
                                                                 ---------------
                                                                      3,214,386
                                                                 ---------------
          Commercial Services & Supplies - 9.3%
   56,600 Aramark Corp.                                               1,487,448
   44,200 Brady Corp.                                                 1,429,870
   30,150 DeVry, Inc. (a) (c)                                           570,438
   15,375 Dun & Bradstreet Corp. (a)                                    944,794
   55,250 Equifax, Inc.                                               1,695,622
   47,850 Herman Miller, Inc. (c)                                     1,441,242
   32,900 Manpower, Inc. (c)                                          1,431,808
   40,175 Pitney Bowes, Inc.                                          1,812,696
   21,805 RR Donnelley & Sons Co.                                       689,474
   85,950 Steelcase, Inc.                                             1,186,110
   68,900 The ServiceMaster Co. (c)                                     930,150
                                                                 ---------------
                                                                     13,619,652
                                                                 ---------------
          Communications Equipment - 1.6%
   88,300 Andrew Corp. (a) (c)                                        1,033,993
  183,000 Arris Group, Inc. (a) (c)                                   1,264,530
                                                                 ---------------
                                                                      2,298,523
                                                                 ---------------
          Computers & Peripherals - 0.6%
   45,300 UNOVA, Inc. (a)                                               935,445
                                                                 ---------------
          Diversified Financial Services - 1.5%
   31,550 Brascan Corp. (b)                                           1,191,013
   30,800 Leucadia National Corp.                                     1,057,980
                                                                 ---------------
                                                                      2,248,993
                                                                 ---------------
          Diversified Telecommunication
          Services - 1.0%
   41,900 CenturyTel, Inc. (c)                                        1,375,996
                                                                 ---------------
          Electric Utilities - 1.1%
  130,300 Centerpoint Energy, Inc.                                    1,567,509
                                                                 ---------------
          Electrical Equipment - 0.9%
   47,300 Acuity Brands, Inc. (c)                                     1,277,100
                                                                 ---------------
          Electronic Equipment & Instruments - 2.8%
   24,500 Amphenol Corp. (c)                                            907,480
   30,750 Anixter International, Inc. (a) (c)                         1,111,612
   18,200 CDW Corp. (c)                                               1,031,576
   29,300 Global Imaging Systems, Inc. (a)                            1,038,978
                                                                 ---------------
                                                                      4,089,646
                                                                 ---------------
          Energy Equipment & Services - 1.3%
   41,500 Pride International, Inc. (a) (c)                           1,030,860
   15,000 Weatherford International Ltd. (a) (b) (c)                    869,100
                                                                 ---------------
                                                                      1,899,960
                                                                 ---------------
          Food Products - 1.1%
   31,600 The JM Smucker Co. (c)                                      1,589,480
                                                                 ---------------
          Gas Utilities - 0.9%
   53,000 Southern Union Co. (a) (c)                                  1,330,830
                                                                 ---------------
          Health Care Equipment & Supplies - 3.4%
   27,168 Fisher Scientific International (a) (c)                     1,546,403
   30,550 Invacare Corp.                                              1,363,446
   19,600 Millipore Corp. (a)                                           850,640
   34,500 Sybron Dental Specialties, Inc. (a)                         1,238,550
                                                                 ---------------
                                                                      4,999,039
                                                                 ---------------
          Health Care Providers & Services - 3.7%
  141,950 IMS Health, Inc.                                            3,462,160
   55,650 Omnicare, Inc. (c)                                          1,972,793
                                                                 ---------------
                                                                      5,434,953
                                                                 ---------------
          Hotels Restaurants & Leisure - 1.7%
   22,700 Royal Caribbean Cruises Ltd. (b) (c)                        1,014,463
   60,800 Ruby Tuesday, Inc. (c)                                      1,476,832
                                                                 ---------------
                                                                      2,491,295
                                                                 ---------------
          Household Durables - 3.8%
   54,300 American Greetings (c)                                      1,383,564
   19,200 Mohawk Industries, Inc. (a) (c)                             1,618,560
   25,125 The Black & Decker Corp. (c)                                1,984,624
   12,900 The Stanley Works                                             583,983
                                                                 ---------------
                                                                      5,570,731
                                                                 ---------------
          Household Products - 2.5%
   22,600 Clorox Co. (c)                                              1,423,574
   37,750 Energizer Holdings, Inc. (a)                                2,257,450
                                                                 ---------------
                                                                      3,681,024
                                                                 ---------------
          Industrial Conglomerates - 1.5%
   31,050 Carlisle Cos, Inc.                                          2,166,359
                                                                 ---------------
          Insurance - 9.3%
   17,500 AMBAC Financial Group, Inc.                                 1,308,125
   46,100 Assurant, Inc.                                              1,553,570
   16,400 Everest Re Group Ltd. (b)                                   1,395,804
   60,450 HCC Insurance Holdings, Inc. (c)                            2,185,872
    7,535 Markel Corp. (a) (c)                                        2,601,157
   42,300 MBIA, Inc. (c)                                              2,211,444
   35,000 Protective Life Corp.                                       1,375,500
   22,800 Reinsurance Group Of America                                  970,824
                                                                 ---------------
                                                                     13,602,296
                                                                 ---------------
          IT Services - 2.7%
   20,875 Certegy, Inc.                                                 722,693
  145,800 CGI Group, Inc. (a)(b)                                        919,998
   67,000 SunGard Data Systems, Inc. (a)                              2,311,500
                                                                 ---------------
                                                                      3,954,191
                                                                 ---------------
          Leisure Equipment & Products - 1.6%
   51,825 Hasbro, Inc. (c)                                            1,059,821
   56,500 Mattel, Inc.                                                1,206,275
                                                                 ---------------
                                                                      2,266,096
                                                                 ---------------
          Machinery - 4.2%
   26,100 Briggs & Stratton Corp. (c)                                   950,301
   45,612 IDEX Corp.                                                  1,840,444
   35,000 Kaydon Corp. (c)                                            1,099,000
   13,800 Oshkosh Truck Corp.                                         1,131,462
   33,100 Watts Water Technologies, Inc.                              1,079,391
                                                                 ---------------
                                                                      6,100,598
                                                                 ---------------
          Media - 6.3%
   27,100 Entercom Communications Corp. (a)                             962,592
   33,000 Harte-Hanks, Inc.                                             909,480
  104,210 Interpublic Group of Companies, Inc. (a) (c)                1,279,699
   16,300 Knight-Ridder, Inc. (c)                                     1,096,175
   40,400 Lee Enterprises, Inc. (c)                                   1,753,360
   22,865 McClatchy Co.                                               1,695,668
   42,750 Valassis Communications, Inc. (a) (c)                       1,494,540
                                                                 ---------------
                                                                      9,191,514
                                                                 ---------------
          Multiline Retail - 3.4%
   73,300 Dollar Tree Stores, Inc. (a) (c)                            2,105,909
   16,125 Neiman Marcus Group, Inc. - Class A (c)                     1,475,599
   44,900 Tuesday Morning Corp. (a) (c)                               1,296,263
                                                                 ---------------
                                                                      4,877,771
                                                                 ---------------
          Multi-Utilities & Unregulated Power - 1.0%
   24,800 Questar Corp.                                               1,469,400
                                                                 ---------------
          Pharmaceuticals - 0.2%
   21,900 Impax Laboratories, Inc. (a) (c)                              350,400
                                                                 ---------------
          Radio Broadcasting Stations - 0.6%
   60,700 Radio One, Inc. (a) (c)                                       895,325
                                                                 ---------------
          Real Estate - 0.8%
   18,100 The St Joe Co. (c)                                          1,218,130
                                                                 ---------------
          Road & Rail - 1.1%
   37,200 CSX Corp.                                                   1,549,380
                                                                 ---------------
          Savings Institutions, Federally
          Chartered - 0.7%
   30,597 Td Banknorth, Inc. (a)                                        955,850
                                                                 ---------------
          Semiconductor & Semiconductor
          Equipment - 0.5%
   44,400 ATI Technologies, Inc. (a)(b)                                 766,344
                                                                 ---------------
          Software - 0.5%
   23,900 Amdocs Ltd (a) (b) (c)                                        678,760
                                                                 ---------------
          Specialty Retail - 2.6%
   32,200 AnnTaylor Stores Corp. (a) (c)                                823,998
   56,000 Claire's Stores, Inc.                                       1,290,240
   41,900 Office Depot, Inc. (a)                                        929,342
   27,500 United Auto Group, Inc.                                       765,325
                                                                 ---------------
                                                                      3,808,905
                                                                 ---------------

          TOTAL COMMON STOCKS (Cost $120,926,036)                   136,554,644
                                                                 ---------------
   Shares
          SHORT TERM INVESTMENTS - 6.6%
          Money Market Mutual Funds - 6.6%
9,607,197 Federated Prime Obligations Fund, 2.59%                     9,607,197
                                                                 ---------------

          TOTAL SHORT TERM INVESTMENTS                                9,607,197
          (Cost $9,607,197)                                      ---------------

    Principal Value
          INVESTMENTS PURCHASED AS SECURITIES
          LENDING COLLATERAL - 31.2%
          CERTIFICATES OF DEPOSIT - 0.6%
  908,239 Natexis Banque, 2.96%, 7/12/05                                907,919
                                                                 ---------------

          TOTAL CERTIFICATES OF DEPOSIT (Cost $907,919)                 907,919
                                                                 ---------------

          COMMERCIAL PAPER - 12.4%
  605,493 CCN Bluegrass, 2.90%, 11/18/05 (d)                            605,493
1,332,084 CCN Orchard Park, 2.85%, 10/06/05 (d)                       1,332,084
1,816,479 Concord Minutemen Capital Co., 2.80%,                       1,816,479
          4/12/05 (d)
1,816,479 Duke Funding, 2.79%, 4/05/05 (d) (e)                        1,813,804
  908,239 Goldman Sachs Group, Inc., 2.96%, 4/22/05                     908,239
  605,493 Laguna Corp., 2.84%, 5/12/05 (d) (e)                          602,542
1,210,986 Laguna Corp., 2.99%, 5/31/05 (d) (e)                        1,204,792
2,179,775 Lakeside Funding LLC, 2.80%, 04/08/05 (d)                   2,179,775
1,513,732 Leafs LLC, 2.86%, 4/20/05 (d)                               1,513,732
  484,394 Leafs LLC, 2.85%, 1/20/06 (d)                                 484,394
  605,493 Liquid Funding Ltd.,2.75%, 12/12/05 (d)                       605,444
  363,296 Main St Warehouse, 2.84%, 4/25/05 (d) (e)                     362,353
  726,592 Morgan Stanley, 2.95%, 9/02/05                                726,592
  605,493 Morgan Stanley, 2.95%, 9/07/05                                605,493
  544,944 Morgan Stanley, 2.96%, 6/06/05                                544,944
  302,746 Morgan Stanley, 2.96%, 9/09/05                                302,746
  726,592 Sigma Finance, 2.95%, 5/17/05 (d)                             726,446
1,816,479 Thornburg Mortgage Capital LLC, 2.72%,                      1,812,650
          4/01/05 (d) (e)                                        ---------------

          TOTAL COMMERCIAL PAPER (Cost $18,148,002)                  18,148,002
                                                                 ---------------

          CORPORATE BONDS AND NOTES - 1.3%
  605,493 Bayerische Landesbank, 2.84%, 6/24/05                         605,493
  544,944 Northlake, 3.03%, 9/06/05 (d)                                 544,944
  726,592 Metlife Global, 2.89%, 4/28/08                                726,592
                                                                 ---------------

          TOTAL CORPORATE BONDS AND NOTES                             1,877,029
          (Cost $1,877,029)                                      ---------------

          CORPORATE PAYDOWN SECURITY - 0.8%
1,130,734 REMAC, 2.80%, 3/12/2025 (d)                                 1,130,734
                                                                 ---------------

          TOTAL CORPORATE PAYDOWN SECURITY                            1,130,734
          (Cost $1,130,734)                                      ---------------

   Shares
          MUTUAL FUND - 0.3%
  364,255 Merrill Lynch Premier Institutional Fund                      364,255
                                                                 ---------------

          TOTAL MUTUAL FUND (Cost $364,255)                             364,255
                                                                 ---------------
         Principal Value
          REPURCAHSE AGREEMENTS - 15.8%
3,027,465 Citibank Repurchase Agreement, 2.93%, 4/01/05
          (Collateralized by Corporate Bonds)                         3,027,465
  363,296 CS First Boston Repurchase Agreement, 2.90%,
          4/01/05
          (Collateralized by Collateralized                             363,296
          Mortgage Obligations)
  726,592 CS First Boston Repurchase Agreement, 2.90%,
          4/01/05
          (Collateralized by Ginnie Mae                                 726,592
          Collateralized Mortgage Obligation)
  787,141 CS First Boston Repurchase Agreement, 2.90%,
          4/01/05
          (Collateralized by Ginnie Mae                                 787,141
          Collateralized Mortgage Obligation)
1,210,985 CS First Boston Repurchase Agreement, 2.90%,
          4/01/05
          (Collateralized by Collateralized                           1,210,985
          Mortgage Obligations)
  908,239 CS First Boston Repurchase Agreement, 2.94%,
          4/01/05
          (Collateralized by Collateralized                             908,239
          Mortgage Obligations)
3,027,465 CS First Boston Repurchase Agreement, 2.94%,
          4/01/05
          (Collateralized by Corporate Bonds)                         3,027,465
2,119,225 Lehman Brothers Repurchase Agreement, 3.00%,
          (Collateralized by Corporate Bonds)                         2,119,225
4,843,944 Merrill Lynch Repurchase Agreement, 2.96%,
          4/01/05
          (Collateralized by Corporate Bonds)                         4,843,944
1,210,985 Morgan Stanley Repurchase Agreement, 2.92%,
          4/01/05
          (Collateralized by Ginnie Mae                               1,210,985
          Collateralized Mortgage Obligation)
4,843,944 Morgan Stanley Repurchase Agreement, 2.92%,
          4/01/05
          (Collateralized by Freddie Mac                              4,843,944
          Collaterialized Mortgage Obligations)                  ---------------

          TOTAL REPURCHASE AGREEMENTS (Cost $23,069,283)             23,069,281
                                                                 ---------------

          TOTAL INVESTMENTS PURCHASED AS SECURITIES                  45,497,220
          LENDING COLLATERAL (Cost $45,497,222)                  ---------------

          Total Investments  (Cost $176,030,455) - 131.3%           191,659,063
          Liabilities in Excess of Other Assets - (31.3)%           (45,651,370)
                                                                 ---------------
          TOTAL NET ASSETS - 100.0%                                $146,007,693
                                                                 ===============

          Percentages are stated as a percent of net assets.

          (a)  Non Income Producing.
          (b)  Foreign Issued.
          (c)  All or a portion of this security represents
               investments of securities lending collateral.
          (d)  Restricted under Rule 144a of the Securities Act of 1933.
          (e)  Variable Rate Security.  The rate shown is the
               rate in effect on March 31, 2005.

AssetMark International Equity Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Number of Shares                                                   Market Value
           COMMON STOCKS - 95.7%
           Australia - 3.5%
   175,400 BHP Billiton Ltd. ADR (c)                                 $4,907,692
   338,400 Coca-Cola Amatil Ltd ADR (c)                               4,491,955
   206,100 Santos Limited ADR                                         5,750,190
                                                                 ---------------
                                                                     15,149,837
                                                                 ---------------
           Austria - 3.8%
   125,800 Boehler-Uddeholm AG ADR (c)                                5,730,782
   152,800 Erste Bank der Oesterreichischen                           4,006,477
           Sparkassen AG ADR (a)
   717,900 Wienerberger Baustoffinustrie ADR (c)                      6,551,627
                                                                 ---------------
                                                                     16,288,886
                                                                 ---------------
           Belgium - 1.5%
   234,000 Fortis Nl ADR                                              6,684,491
                                                                 ---------------
           Brazil - 1.0%
    96,300 Petroleo Brasileiro SA ADR (a) (c)                         4,254,534
                                                                 ---------------
           Britain - 2.4%
   171,400 Prudential PLC                                             3,299,450
   108,000 Shire Pharmaceuticals PLC ADR                              3,702,240
    76,900 Smith & Nephew PLC ADR                                     3,615,838
                                                                 ---------------
                                                                     10,617,528
                                                                 ---------------
           Canada - 3.3%
    67,600 Cameco Corp. (b) (c)                                       2,990,624
    67,700 Canadian National Railway Co. (b) (c)                      4,286,087
    69,200 Petro-Canada (b)                                           4,003,912
    89,100 Talisman Energy, Inc. (b) (c)                              3,042,765
                                                                 ---------------
                                                                     14,323,388
                                                                 ---------------
           Finland - 0.3%
    95,700 Nokia OYJ ADR (c)                                          1,476,651
                                                                 ---------------
           France - 14.0%
   340,900 AXA ADR (c)                                                9,095,212
   299,400 BNP Paribas ADR (c)                                       10,632,532
    43,700 Dassault Systemes SA ADR (c)                               2,055,648
   138,800 LVMH Moet Hennessy Louis Vuitton SA ADR (c)                2,081,708
   225,350 Pernod-Ricard ADR (c)                                      7,885,673
   132,800 Sanofi-Aventis ADR (c)                                     5,622,752
   109,300 Total SA ADR (c)                                          12,813,239
   352,000 Vivendi Universal SA ADR (c)                              10,771,200
                                                                 ---------------
                                                                     60,957,964
                                                                 ---------------
           Germany - 9.4%
   152,600 Bayerische Hypo-und Vereinsbank AG ADR (a)                 3,738,440
    79,000 Deutsche Bank AG (b) (c)                                   6,809,800
   263,400 Deutsche Telekom AG ADR (a) (c)                            5,257,464
   110,200 Prosiebensat 1 Media Ag ADR (a) (c)                        4,322,540
    11,100 Puma AG Rudolf Dassler Sport ADR                           2,776,010
   108,200 Rwe Ag ADR (c)                                             6,560,004
   144,500 Siemens AG ADR                                            11,424,170
                                                                 ---------------
                                                                     40,888,428
                                                                 ---------------
           Greece - 1.2%
   596,800 Alpha Bank AE ADR                                          5,053,225
                                                                 ---------------
           Hong Kong - 5.3%
 1,224,000 Bank of East Asia Ltd ADR (c)                              3,523,162
   105,200 China Mobile Hong Kong Ltd. ADR (c)                        1,726,332
   685,800 Hang Lung Properties Ltd ADR                               4,968,072
   331,200 Jardine Matheson Holdings Ltd ADR (c)                      5,762,880
 1,127,000 Sino Land Co. ADR                                          5,093,589
   201,000 Television Broadcasts Ltd ADR                              2,025,638
                                                                 ---------------
                                                                     23,099,673
                                                                 ---------------
           India - 0.5%
   203,200 Tata Mtrs Ltd ADR (a) (c)                                  1,971,040
                                                                 ---------------
           Isreal - 0.9%
   130,200 Teva Pharmaceutical Industries, Ltd. ADR (c)               4,036,200
                                                                 ---------------
           Italy - 2.2%
    65,200 ENI SpA ADR (c)                                            8,486,432
    54,300 Luxottica Group SpA ADR                                    1,107,720
                                                                 ---------------
                                                                      9,594,152
                                                                 ---------------
           Japan - 18.7%
   233,300 Arisawa Manufacturing Co Ltd ADR                           4,678,645
    70,100 Bank Fukuoka Ltd ADR                                       4,410,741
   142,700 Canon, Inc. ADR (c)                                        7,648,720
    96,600 Ito-Yokado Co Ltd ADR                                      3,865,449
   301,000 Kirin Brewery Co Ltd ADR                                   2,949,800
   595,200 Mitsubishi Tokyo Financial Group, Inc. ADR (c)             5,148,480
   155,200 Mitsubishi Corp. ADR                                       4,030,901
 1,489,458 NEC Corp. ADR                                              8,966,537
    70,700 Nippon Yusen Kabushiki Kaisha ADR                          4,270,026
   255,000 Nomura Holdings, Inc. ADR (c)                              3,534,300
   437,900 NTT DoCoMo, Inc. ADR (c)                                   7,334,825
    57,500 ORIX Corp. ADR (c)                                         3,695,525
   182,200 Seiko Epson Corp Suwa ADR (c)                              3,416,250
   341,300 Shinsei Bank Ltd ADR (c)                                   3,892,902
    44,800 Shizuoka Bk Ltd ADR (c)                                    4,536,125
   123,500 Toyota Motor Corp. ADR                                     9,185,930
                                                                 ---------------
                                                                     81,565,156
                                                                 ---------------
           Luxembourg - 1.4%
   184,000 Arcelor Sa ADR (c)                                         4,218,200
    32,900 Tenaris SA ADR (c)                                         2,023,679
                                                                 ---------------
                                                                      6,241,879
                                                                 ---------------
           Mexico - 1.3%
   110,500 Cemex S.A. de C.V. ADR (c)                                 4,005,625
    48,900 Wal Mart De Mexico Sa De Cv ADR (c)                        1,714,331
                                                                 ---------------
                                                                      5,719,956
                                                                 ---------------
           Netherlands - 1.4%
   442,100 Aegon NV ADR                                               5,950,666
                                                                 ---------------
           Peru - 0.4%
    74,000 Cia de Minas Buenaventura SA ADR                           1,685,720
                                                                 ---------------
           Russia - 0.5%
    62,500 Mobile Telesystems ADR (a) (c)                             2,199,375
                                                                 ---------------
           Singapore - 1.7%
   142,300 DBS Group Holdings Ltd ADR (c)                             5,142,224
   148,600 Jardine Cycle & Carriage Ltd ADR                           2,108,307
                                                                 ---------------
                                                                      7,250,531
                                                                 ---------------
           South Africa - 0.5%
    67,200 AngloGold Ashanti Ltd. ADR (c)                             2,315,040
                                                                 ---------------
           South Korea - 0.9%
    46,900 Kookmin Bank ADR (c)                                       2,094,085
    83,000 Lg Philip Lcd Co Ltd ADR (a) (c)                           1,788,650
                                                                 ---------------
                                                                      3,882,735
                                                                 ---------------
           Spain - 1.8%
   240,400 Banco Bilbao Vizcaya Argentaria SA ADR (c)                 3,911,308
    75,000 Telefonica SA ADR (a)                                      3,897,750
                                                                 ---------------
                                                                      7,809,058
                                                                 ---------------
           Sweden - 1.4%
   132,100 SKF AB ADR (c)                                             6,198,753
                                                                 ---------------
           Switzerland - 3.7%
    69,000 Credit Suisse Group ADR (c)                                2,953,200
    31,600 Nestle SA ADR                                              2,169,037
    91,600 Roche Holding AG ADR (c)                                   4,926,220
    85,400 Swiss Reinsurance ADR                                      6,136,853
                                                                 ---------------
                                                                     16,185,310
                                                                 ---------------
           Taiwan - 0.6%
   309,189 Taiwan Semiconductor Manufacturing Co.,                    2,621,923
           Ltd. ADR (c)                                          ---------------

           Thailand - 0.7%
   779,000 Shin Corp PCL ADR                                          3,126,750
                                                                 ---------------
           United Kingdom - 10.3%
   166,300 Anglo American PLC ADR                                     3,974,570
   143,400 Cadbury Schweppes PLC ADR                                  5,836,380
    84,700 Diageo PLC ADR ADR (c)                                     4,819,430
    74,100 HSBC Holdings PLC ADR (c)                                  5,883,540
    30,700 Rio Tinto PLC ADR                                          3,983,325
   448,600 Tesco PLC ADR                                              8,048,692
   461,500 Vodafone Group PLC ADR (c)                                12,257,440
                                                                 ---------------
                                                                     44,803,377
                                                                 ---------------
           United States - 1.1%
   106,300 Royal Caribbean Cruises Ltd. (b) (c)                       4,750,547
                                                                 ---------------

           TOTAL COMMON STOCKS (Cost $368,574,619)                  416,702,773
                                                                 ---------------

           PREFERRED STOCKS - 1.0%
           Brazil - 1.0%
    72,300 Cia Brasileira de Distribuicao Grupo                       1,517,577
           Pao de Acucar ADR
   179,600 Tele Norte Leste Participacoes SA ADR (a) (c)              2,778,412
                                                                 ---------------
                                                                      4,295,989
                                                                 ---------------

           TOTAL PREFERRED STOCKS (Cost $3,504,675)                   4,295,989
                                                                 ---------------
    Shares
           SHORT TERM INVESTMENTS - 2.7%
           Money Market Mutual Funds - 2.7%
12,016,144 Federated Prime Obligations Fund, 2.59%                   12,016,144
                                                                 ---------------

           TOTAL SHORT TERM INVESTMENTS                              12,016,144
           (Cost $12,016,144)                                    ---------------

          Principal Value
           INVESTMENTS PURCHASED AS SECURITIES
           LENDING COLLATERAL - 30.6%
           CERTIFICATES OF DEPOSIT - 0.6%
 2,662,181 Natexis Banque, 2.96%, 7/12/05                             2,661,241
                                                                 ---------------

           TOTAL CERTIFICATES OF DEPOSIT                              2,661,241
           (Cost $2,661,241)                                     ---------------

           COMMERCIAL PAPER - 12.2%
 1,774,787 CCN Bluegrass, 2.90%, 11/18/05 (d)                         1,774,787
 3,904,532 CCN Orchard Park, 2.85%, 10/06/05 (d)                      3,904,532
 5,324,362 Concord Minutemen Capital Co., 2.80%,                      5,324,362
           4/12/05 (d)
 5,324,362 Duke Funding, 2.79%, 4/05/05 (d) (e)                       5,316,522
 2,662,181 Goldman Sachs Group, Inc., 2.96%, 4/22/05                  2,662,181
 1,774,787 Laguna Corp., 2.84%, 5/12/05 (d) (e)                       1,766,137
 3,549,574 Laguna Corp., 2.99%, 5/31/05 (d) (e)                       3,531,418
 6,389,234 Lakeside Funding LLC, 2.80%, 04/08/05 (d)                  6,389,234
 4,436,968 Leafs LLC, 2.86%, 4/20/05 (d)                              4,436,968
 1,419,830 Leafs LLC, 2.85%, 1/20/06 (d)                              1,419,830
 1,774,787 Liquid Funding Ltd.,2.75%, 12/12/05 (d)                    1,774,643
 1,064,872 Main St Warehouse, 2.84%, 4/25/05 (d) (e)                  1,062,110
 2,129,745 Morgan Stanley, 2.95%, 9/02/05                             2,129,745
 1,774,787 Morgan Stanley, 2.95%, 9/07/05                             1,774,787
 1,597,309 Morgan Stanley, 2.96%, 6/06/05                             1,597,309
   887,394 Morgan Stanley, 2.96%, 9/09/05                               887,394
 2,129,745 Sigma Finance, 2.95%, 5/17/05 (d)                          2,129,319
 5,324,362 Thornburg Mortgage Capital LLC, 2.72%,                     5,313,139
           4/01/05 (d) (e)                                       ---------------

           TOTAL COMMERCIAL PAPER (Cost $53,194,417)                 53,194,417
                                                                 ---------------

           CORPORATE BONDS AND NOTES - 1.3%
 1,774,787 Bayerische Landesbank, 2.84%, 6/24/05                      1,774,787
 1,597,309 Northlake, 3.03%, 9/06/05 (d)                              1,597,309
 2,129,745 Metlife Global, 2.89%, 4/28/08                             2,129,745
                                                                 ---------------

           TOTAL CORPORATE BONDS AND NOTES                            5,501,841
           (Cost $5,501,841)                                     ---------------

           CORPORATE PAYDOWN SECURITY - 0.8%
 3,314,344 REMAC, 2.80%, 3/12/2025 (d)                                3,314,344
                                                                 ---------------

           TOTAL CORPORATE PAYDOWN SECURITY (Cost $3,314,344)         3,314,344
                                                                 ---------------
    Shares
           MUTUAL FUND - 0.2%
 1,067,684 Merrill Lynch Premier Institutional Fund                   1,067,684
                                                                 ---------------

           TOTAL MUTUAL FUND (Cost $1,067,684)                        1,067,684
                                                                 ---------------
    Principal Value
           REPURCAHSE AGREEMENTS - 15.5%
 8,873,936 Citibank Repurchase Agreement, 2.93%, 4/01/05
           (Collateralized by Corporate Bonds)                        8,873,936
 1,064,872 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Collateralized                          1,064,872
           Mortgage Obligations)
 2,129,745 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Ginnie Mae                              2,129,745
           Collateralized Mortgage Obligation)
 2,307,223 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Ginnie Mae                              2,307,223
           Collateralized Mortgage Obligation)
 3,549,574 CS First Boston Repurchase Agreement, 2.90%,
           4/01/05
           (Collateralized by Collateralized                          3,549,574
           Mortgage Obligations)
 2,662,181 CS First Boston Repurchase Agreement, 2.94%,
           4/01/05
           (Collateralized by Collateralized                          2,662,181
           Mortgage Obligations)
 8,873,936 CS First Boston Repurchase Agreement, 2.94%,
           4/01/05
           (Collateralized by Corporate Bonds)                        8,873,936
 6,211,755 Lehman Brothers Repurchase Agreement, 3.00%,
           4/01/05
           (Collateralized by Corporate Bonds)                        6,211,755
14,198,298 Merrill Lynch Repurchase Agreement, 2.96%,
           4/01/05
           (Collateralized by Corporate Bonds)                       14,198,298
 3,549,574 Morgan Stanley Repurchase Agreement, 2.92%,
           4/01/05
           (Collateralized by Ginnie Mae Collateralized               3,549,574
           Mortgage Obligation)
14,198,298 Morgan Stanley Repurchase Agreement, 2.92%,
           4/01/05
           (Collateralized by Freddie Mac                            14,198,298
           Collaterialized Mortgage Obligations)                 ---------------

           TOTAL REPURCHASE AGREEMENTS (Cost $67,619,392)            67,619,392
                                                                 ---------------

           TOTAL INVESTMENTS PURCHASED AS SECURITIES                133,358,919
           LENDING COLLATERAL (Cost $133,358,919)                ---------------

           Total Investments (Cost $517,454,357) - 130.0%           566,373,825
           Liabilities in Excess of Other Assets - (30.0)%         (130,910,498)
                                                                 ---------------
           TOTAL NET ASSETS - 100.0%                               $435,463,327
                                                                 ===============

           Percentages are stated as a percent of net assets.

           ADR  American Depository Receipt.
           (a)  Non Income Producing.
           (b)  Foreign Issued.
           (c)  All or a portion of this security represents
                investments of securities lending collateral.
           (d)  Restricted under Rule 144a of the Securities Act of 1933.
           (e)  Variable Rate Security.  The rate shown is the
                rate in effect on March 31, 2005.

AssetMark Real Estate Securities Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Number of Shares                                                   Market Value
          COMMON STOCKS - 2.5%
          Hotels & Motels - 1.6%
   48,100 Hilton Hotels Corp. (c)                                    $1,075,035
   11,000 Starwood Hotels & Resorts Worldwide, Inc. (c)                 660,330
                                                                 ---------------
                                                                      1,735,365
                                                                 ---------------
          Real Estate Operations/Development - 0.9%
   25,500 Brookfield Properties Co. (b)                                 981,750
                                                                 ---------------

          TOTAL COMMON STOCKS (Cost $2,386,247)                       2,717,115
                                                                 ---------------

          REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 89.8%
          Apartments - 19.3%
   17,400 Apartment Investment & Management Co. (c)                     647,280
  126,657 Archstone-Smith Trust (c)                                   4,320,270
   65,880 AvalonBay Communities, Inc. (c)                             4,406,713
   31,587 BRE Properties (c)                                          1,115,021
   40,154 Camden Property Trust                                       1,888,443
   35,400 Education Realty Trust, Inc. (a)                              588,702
  140,172 Equity Residential (c )                                     4,514,940
   14,494 Essex Property Trust, Inc. (c)                              1,001,536
    8,568 Gables Residential Trust                                      285,314
  116,790 United Dominion Realty Trust, Inc.                          2,437,407
                                                                 ---------------
                                                                     21,205,626
                                                                 ---------------
          Diversified - 10.7%
   22,225 American Financial Realty Trust (c)                           325,152
    6,500 Capital Automotive (c)                                        215,280
    8,513 Colonial Properties Trust (c)                                 326,984
   13,989 Cousins Properties, Inc.                                      361,896
   18,495 Crescent Real Estate EQT Co.                                  302,208
   38,458 Duke Realty Corp. (c)                                       1,147,971
   14,000 iStar Financial, Inc.                                         576,520
   65,285 Liberty Property Trust                                      2,549,379
   13,500 PS Business Parks, Inc.                                       544,050
   14,500 Spirit Financial Corp.                                        157,470
   72,934 Vornado Realty Trust (c)                                    5,052,138
    7,178 Washington Real Estate Investment Trust                       206,368
                                                                 ---------------
                                                                     11,765,416
                                                                 ---------------
          Health Care - 0.1%
    4,600 Healthcare Realty Trust, Inc.                                 167,624
                                                                 ---------------
          Hotels - 2.1%
    9,000 Hospitality Properties Trust                                  363,420
  104,000 Host Marriott Corp. (c)                                     1,722,240
   16,000 Strategic Hotel Cap, Inc.                                     235,200
                                                                 ---------------
                                                                      2,320,860
                                                                 ---------------
          Manufactured Homes - 0.1%
    4,500 Sun Communities, Inc.                                         161,100
                                                                 ---------------
          Office Property - 20.8%
    9,416 Alexandria Real Estate Equities, Inc.                         606,202
   45,962 Arden Realty, Inc.                                          1,555,814
   34,000 BioMed Realty Trust, Inc.                                     700,400
   92,428 Boston Properties, Inc.                                     5,566,938
   42,766 Brandywine Realty Trust                                     1,214,554
   43,521 CarrAmerica Realty Corp. (c)                                1,373,088
   69,000 Corporate Office Properties Trust                           1,827,120
  142,211 Equity Office Properties Trust (c)                          4,284,817
   30,800 Highwoods Properties, Inc. (c)                                826,056
   28,827 Kilroy Realty Corp.                                         1,179,313
   10,056 Mack-Cali Realty Corp.                                        425,872
   11,425 Maguire Properties, Inc.                                      272,829
   42,099 Prentiss Properties Trust                                   1,438,102
   14,151 SL Green Realty Corp.                                         795,569
   38,000 Trizec Properties, Inc.                                       722,000
                                                                 ---------------
                                                                     22,788,674
                                                                 ---------------
          Regional Malls - 15.4%
    9,150 CBL & Associates Properties, Inc.                             654,316
   92,258 General Growth Properties, Inc. (c)                         3,145,998
  125,175 Simon Property Group, Inc.                                  7,583,102
   95,400 Taubman Centers, Inc. (c)                                   2,646,396
   52,874 The Macerich Co. (c)                                        2,817,127
                                                                 ---------------
                                                                     16,846,939
                                                                 ---------------
          Shopping Centers - 10.1%
   61,775 Acadia Realty Trust                                           993,342
   53,064 Federal Realty Invs Trust (c)                               2,565,644
   30,696 Kimco Realty Corp. (c)                                      1,654,514
   12,000 Kite Realty Group Trust                                       172,800
   50,626 Pan Pacific Retail Properties, Inc.                         2,873,025
   52,209 Regency Centers Corp. (c)                                   2,486,715
    8,405 Weingarten Realty Investors (c)                               290,057
                                                                 ---------------
                                                                     11,036,097
                                                                 ---------------
          Storage - 1.8%
   23,000 Public Storage, Inc. (c)                                    1,309,620
   16,000 Shurgard Storage Centers, Inc.                                655,680
                                                                 ---------------
                                                                      1,965,300
                                                                 ---------------
          Warehouse/Industrial - 9.4%
   71,694 AMB Property Corp. (c)                                      2,710,033
  115,575 Catellus Development Corp. (c)                              3,080,074
   12,590 Centerpoint Properties Trust                                  516,190
    6,000 First Potomac Realty Trust                                    137,100
  103,720 Prologis                                                    3,848,012
                                                                 ---------------
                                                                     10,291,409
                                                                 ---------------

          TOTAL REAL ESTATE IINVESTMENT TRUST COMMON STOCKS          98,549,045
          (Cost $82,570,246)                                     ---------------

          REAL ESTATE INVESTMENT TRUST PREFERRED
          STOCKS - 4.8%
          Diversified - 0.4%
   18,675 Lexington Corporate Properties Trust                          488,912
                                                                 ---------------
          Office Property - 1.6%
   33,750 Alexandria Real Estate Equities, Inc. (c)                     885,769
   26,250 Brandywine Realty Trust (c)                                   651,000
    9,375 Brandywine Realty Trust                                       232,500
                                                                 ---------------
                                                                      1,769,269
                                                                 ---------------
          Regional Malls - 0.8%
   35,625 CBL & Associates Properties, Inc.                             908,437
                                                                 ---------------

          Shopping Centers - 2.0%
   53,856 Developers Diversified Realty Corp.                         2,140,776
                                                                 ---------------

          TOTAL REAL ESTATE INVESTMENT TRUST PREFERRED                5,307,394
          STOCKS (Cost $5,133,012)                               ---------------

   Shares
          SHORT TERM INVESTMENTS - 2.8%
          Money Market Mutual Funds - 2.8%
3,036,749 Federated Prime Obligations Fund, 2.59%                     3,036,749
                                                                 ---------------

          TOTAL SHORT TERM INVESTMENTS (Cost $3,036,749)              3,036,749
                                                                 ---------------
    Principal Value
          INVESTMENTS PURCHASED AS SECURITIES LENDING
          COLLATERAL - 35.8%
          CERTIFICATES OF DEPOSIT - 0.7%
  783,026 Natexis Banque, 2.96%, 7/12/05                                782,749
                                                                 ---------------

          TOTAL CERTIFICATES OF DEPOSIT (Cost $782,749)                 782,749
                                                                 ---------------

          COMMERCIAL PAPER - 14.3%
  522,017 CCN Bluegrass, 2.90%, 11/18/05 (d)                            522,017
1,148,438 CCN Orchard Park, 2.85%, 10/06/05 (d)                       1,148,438
1,566,052 Concord Minutemen Capital Co., 2.80%, 4/12/05 (d)           1,566,052
1,566,052 Duke Funding, 2.79%, 4/05/05 (d) (e)                        1,563,746
  783,026 Goldman Sachs Group, Inc., 2.96%, 4/22/05                     783,026
  522,017 Laguna Corp., 2.84%, 5/12/05 (d) (e)                          519,473
1,044,035 Laguna Corp., 2.99%, 5/31/05 (d) (e)                        1,038,694
1,879,262 Lakeside Funding LLC, 2.80%, 04/08/05 (d)                   1,879,262
1,305,043 Leafs LLC, 2.86%, 4/20/05 (d)                               1,305,043
  417,614 Leafs LLC, 2.85%, 1/20/06 (d)                                 417,614
  522,017 Liquid Funding Ltd.,2.75%, 12/12/05 (d)                       521,975
  313,210 Main St Warehouse, 2.84%, 4/25/05 (d) (e)                     312,398
  626,421 Morgan Stanley, 2.95%, 9/02/05                                626,421
  522,017 Morgan Stanley, 2.95%, 9/07/05                                522,017
  469,816 Morgan Stanley, 2.96%, 6/06/05                                469,816
  261,009 Morgan Stanley, 2.96%, 9/09/05                                261,009
  626,421 Sigma Finance, 2.95%, 5/17/05 (d)                             626,295
1,566,052 Thornburg Mortgage Capital LLC, 2.72%,                      1,562,751
          4/01/05 (d) (e)                                        ---------------

          TOTAL COMMERCIAL PAPER (Cost $15,646,047)                  15,646,047
                                                                 ---------------

          CORPORATE BONDS AND NOTES - 1.5%
  522,017 Bayerische Landesbank, 2.84%, 6/24/05                         522,017
  469,816 Northlake, 3.03%, 9/06/05 (d)                                 469,816
  626,421 Metlife Global, 2.89%, 4/28/08                                626,421
                                                                 ---------------

          TOTAL CORPORATE BONDS AND NOTES (Cost $1,618,254)           1,618,254
                                                                 ---------------

          CORPORATE PAYDOWN SECURITY - 0.9%
  974,846 REMAC, 2.80%, 3/12/2025 (d)                                   974,846
                                                                 ---------------

          TOTAL CORPORATE PAYDOWN SECURITY (Cost $974,846)              974,846
                                                                 ---------------
   Shares
          MUTUAL FUND - 0.3%
  314,037 Merrill Lynch Premier Institutional Fund                      314,037
                                                                 ---------------

          TOTAL MUTUAL FUND (Cost $314,037)                             314,037
                                                                 ---------------
         Principal Value
          REPURCAHSE AGREEMENTS - 18.1%
2,610,086 Citibank Repurchase Agreement, 2.93%, 4/01/05
          (Collateralized by Corporate Bonds)                         2,610,086
  313,210 CS First Boston Repurchase Agreement,
          2.90%, 4/01/05
          (Collateralized by                                            313,210
          Collateralized Mortgage Obligations)
  626,421 CS First Boston Repurchase Agreement,
          2.90%, 4/01/05
          (Collateralized by Ginnie Mae                                 626,421
          Collateralized Mortgage Obligation)
  678,622 CS First Boston Repurchase Agreement,
          2.90%, 4/01/05
          (Collateralized by Ginnie Mae                                 678,622
          Collateralized Mortgage Obligation)
1,044,036 CS First Boston Repurchase Agreement,
          2.90%, 4/01/05
          (Collateralized by                                          1,044,036
          Collateralized Mortgage Obligations)
  783,026 CS First Boston Repurchase Agreement,
          2.94%, 4/01/05
          (Collateralized by                                            783,026
          Collateralized Mortgage Obligations)
2,610,086 CS First Boston Repurchase Agreement,
          2.94%, 4/01/05
          (Collateralized by Corporate Bonds)                         2,610,086
1,827,061 Lehman Brothers Repurchase Agreement,
          3.00%, 4/01/05
          (Collateralized by Corporate Bonds)                         1,827,061
4,176,138 Merrill Lynch Repurchase Agreement,
          2.96%, 4/01/05
          (Collateralized by Corporate Bonds)                         4,176,138
1,044,036 Morgan Stanley Repurchase Agreement,
          2.92%, 4/01/05
          (Collateralized by Ginnie Mae                               1,044,036
          Collateralized Mortgage Obligation)
4,176,138 Morgan Stanley Repurchase Agreement,
          2.92%, 4/01/05
          (Collateralized by Freddie Mac                              4,176,138
          Collaterialized Mortgage Obligations)                  ---------------

          TOTAL REPURCHASE AGREEMENTS (Cost $19,888,860)             19,888,860
                                                                 ---------------

          TOTAL INVESTMENTS PURCHASED AS SECURITIES                  39,224,793
          LENDING COLLATERAL (Cost $39,224,793)                  ---------------

          Total Investments  (Cost $132,351,047) - 135.7%           148,835,096
          Liabilities in Excess of Other Assets - (35.7)%           (39,124,578)
                                                                 ---------------
          TOTAL NET ASSETS - 100.0%                                $109,710,518
                                                                 ===============

          Percentages are stated as a percent of net assets.

          (a) Non Income Producing.
          (b) Foreign Issued.
          (c) All or a portion of this security represents
              investments of securities lending collateral.
          (d) Restricted under Rule 144a of the Securities Act of 1933.
          (e) Variable Rate Security.  The rate shown is the
              rate in effect on March 31, 2005.

AssetMark Tax-Exempt Fixed Income Fund
Schedule of Investments
March 31, 2005 (Unaudited)

         Principal Value                                           Market Value
          MUNICIPAL BONDS - 95.8%
          Alabama - 0.3%
  125,000  Alabama State Public School & College Authority,
           Capital Improvement Pool, Series A,
           Revenue Bond, 5.00% due 02/01/2012                          $133,367
  195,000  Birmingham, Series A, Refunding, GO,
           5.00% due 04/01/2008                                         205,384
                                                                 ---------------
                                                                        338,751
                                                                 ---------------
          Arizona - 2.5%
  900,000  Arizona School Facilities Board, Revenue Bond,
           5.00% due 07/01/2006                                         925,578
1,000,000  Scottsdale Water & Sewer, Series E, Revenue Bond,
           5.25% due 07/01/2012                                       1,077,990
  135,000  Maricopa County Elementary School District No 3
           Tempe Elementary, Refunding, GO, FSA Insured,
           5.00% due 07/01/2012                                         146,316
  300,000  Navajo County Unified School District No 32
           Blue Ridge, Refunding, GO, FSA Insured,
           5.00% due 07/01/2014                                         327,078
  500,000  Phoenix Civic Improvement Corporation Water Systems,
           Revenue, MBIA Insured,
           5.60% due 07/01/2017                                         518,150
                                                                 ---------------
                                                                      2,995,112
                                                                 ---------------
          California - 3.4%
1,225,000  California State Public Works Department of
           Correction, Series A, Revenue Bond,
           5.80% due 01/01/2013                                       1,278,875
  100,000  Fallbrook Union High School District San Diego
           County, Refunding, GO, FGIC Insured,
           5.375% due 09/01/2014                                        112,354
  685,000  Long Beach Unified School District, Series F,
           GO, MBIA Insured,
           5.00% due 08/01/2016                                         732,546
  350,000  Los Angeles County Metropolitan Transportation
           Authority Sales Tax, Series A, Refunding,
           Revenue Bond, 5.00% due 07/01/2014                           379,453
1,500,000  California State Economic Development
           Authority, Series A, GO,
           5.00% due 07/01/2015                                       1,608,825
                                                                 ---------------
                                                                      4,112,053
                                                                 ---------------
          Connecticut - 1.3%
1,150,000  Connecticut State Special Tax Obligations,
           Transportation Infrastructure, Refunding,
           4.00% due 09/01/2005                                        1,157,716
  425,000  Connecticut State, Series B, GO,
           5.25% due 06/15/2009                                         458,231
                                                                 ---------------
                                                                      1,615,947
                                                                 ---------------
          District of Columbia - 1.3%
1,000,000  District of Columbia, Series C, Refunding, GO,
           XLCA Insured,
           5.25% due 06/01/2012                                       1,091,360
  100,000  District of Columbia, Series B-1, Refunding, GO,
           5.505% due 06/01/2007                                        105,326
  200,000  District of Columbia, Series B-2, Refunding,
           GO, FSA Insured,
           5.50% due 06/01/2008                                         217,190
  200,000  District of Columbia , Series B, Unrefunded, GO,
           5.50% due 06/01/2009                                         214,314
                                                                 ---------------
                                                                      1,628,190
                                                                 ---------------
          Florida - 0.4%
  100,000  Dade County Florida Water & Sewer System,
           Revenue Bond,
           6.25% due 10/01/2007                                         108,013
  225,000  Jacksonville Excise Taxes, Revenue Bond,
           5.65% due 10/01/2005                                         228,476
  100,000  Mary Esther Water & Sewer, Refunding,
           Revenue Bond, MBIA Insured,
           4.95% due 01/01/2007                                         103,568
                                                                 ---------------
                                                                        440,057
                                                                 ---------------
          Georgia - 1.4%
  500,000 Atlanta Water & Wastewater, Series A,
          Prerefunded, Revenue Bond,
          5.00% due 11/01/2038                                          538,690
1,000,000 Fulton County School District, Refunding, GO,
          5.25% due 01/01/2014                                        1,099,100
                                                                 ---------------
                                                                      1,637,790
                                                                 ---------------
          Hawaii - 0.1%
  100,000  Honolulu City & County Hawaii, Series A,
           Prerefunded, GO,
           6.00% due 01/01/2009                                         110,158
                                                                 ---------------
          Illinois - 7.8%
  100,000  Chicago Metropolitan Water Reclamation
           District Greater Chicago, GO,
           5.50% due 12/01/2012                                         111,102
  100,000  Chicago Metropolitan Water Reclamation
           District Greater Chicago, Refunding, GO,
           6.05% due 12/01/2009                                         111,636
   75,000  Chicago Park District, Revenue Bond,
           6.25% due 01/01/2016                                          84,523
  500,000  Chicago School Finance Authority, Series A,
           Refunding, GO,
           5.20% due 06/01/2006                                         514,280
  100,000  Chicago Wastewater Transmission,
           Refunding, Revenue Bond, FGIC Insured,
           5.375% due 01/01/2013                                        110,398
  625,000  Chicago Wastewater Transmission, Refunding,
           Revenue Bond, FGIC Insured,
           5.50% due 01/01/2010                                         682,825
  305,000  City of Chicago, Refunding, GO, FSA Insured,
           5.50% due 01/01/2015                                         341,322
  100,000  Du Page & Cook Counties Community Unit School
           District No 205, GO, FGIC Insured,
           4.375% due 01/01/2009                                        104,105
  100,000  Illinois State Sales Tax, Series 1, GO,
           5.25% due 08/01/2012                                         109,843
1,100,000  Illinois State Sales Tax, Series 1, GO,
           5.375% due 07/01/2013                                      1,214,723
  775,000  Illinois State Sales Tax, Series 1, GO,
           5.50% due 08/01/2010                                         850,818
  220,000  Illinois State Sales Tax, Series 1, Revenue Bond,
           5.50% due 06/15/2009                                         239,072
3,100,000  Illinois State, Series A, GO,
           5.00% due 03/01/2009                                       3,297,377
  500,000  Regional Transportation Authority, Series B,
           Revenue Bond,
           5.375% due 06/01/2014                                        552,395
1,000,000  Rock Island County School District No 41, GO,
           FSA Insured,
           5.75% due 12/01/2006                                       1,048,020
                                                                 ---------------
                                                                      9,372,439
                                                                 ---------------
          Indiana - 2.9%
2,225,000  Indiana Bond Bank, Series C, Revenue Bond,
           5.00% due 02/01/2012                                       2,399,262
  500,000  Purdue University, Revenue Bond,
           5.25% due 07/01/2008                                         533,020
  200,000  Purdue University, Series O, Revenue Bond,
           4.25% due 07/01/2008                                         207,090
  300,000  Sunman Dearborn Intermediate School Building
           Corp, Revenue Bond, FGIC Insured,
           5.375% due 07/15/2012                                        329,673
                                                                 ---------------
                                                                      3,469,045
                                                                 ---------------
          Iowa - 0.4%
  480,000  Polk County, Series C, GO,
           4.00% due 06/01/2012                                         488,640
                                                                 ---------------
          Maryland - 3.7%
1,500,000  Harford County, Refunding, GO,
           4.00% due 01/15/2007                                       1,532,790
1,160,000  Maryland State Department of Transportation
           County T Construction, Revenue Bond,
           5.50% due 02/01/2017                                       1,327,284
  175,000  Maryland State, GO,
           5.50% due 03/01/2013                                         197,053
1,250,000  Maryland State, Refunding, GO,
           5.00% due 02/01/2012                                       1,361,275
                                                                 ---------------
                                                                      4,418,402
                                                                 ---------------
          Massachusetts - 4.7%
  500,000  Massachusetts Bay Transportation Authority,
           Refunding, Revenue Bond, FGIC Insured,
           5.50% due 03/01/2009                                         542,275
  900,000  Massachusetts Bay Transportation Authority,
           Series A, Revenue Bond,
           5.25% due 07/01/2015                                         995,652
1,000,000  Massachusetts Bay Transportation Authority,
           Series C, Revenue Bond,
           5.25% due 07/01/2016                                       1,109,330
   95,000  Massachusetts Bay Transportation Authority,
           Series C, Revenue Bond,
           5.50% due 03/01/2012                                         105,762
1,000,000  Massachusetts Bay Transportation Authority,
           Unrefunded, Revenue Bond, GO,
           7.00% due 03/01/2007                                       1,074,670
1,500,000  Massachusetts State, Series D, GO, FGIC Insured,
           5.50% due 11/01/2016                                       1,696,350
  120,000  Massachusetts State Water Resources Authority,
           Series B, Revenue Bond, MBIA Insured,
           6.25% due 12/01/2011                                         139,280
                                                                 ---------------
                                                                      5,663,319
                                                                 ---------------
          Michigan - 6.9%
1,175,000  Clarkston Community Schools, GO,
           5.00% due 05/01/2016                                       1,252,010
  365,000  Detroit Sewer Disposal, Revenue Bond,
           7.10% due 12/15/2009                                         400,985
  150,000  Dundee Community School District, GO,
           SBG Insured,
           5.375% due 05/01/2010                                        163,619
  600,000  Kalamazoo Public Library, GO,
           MBIA Insured,
           5.40% due 05/01/2014                                         671,604
  800,000  Lansing School District, Refunding, GO,
           SBG Insured,
           5.00% due 05/01/2017                                         850,952
1,610,000  Michigan State Building Authority, Series I,
           Revenue Bond,
           6.00% due 10/01/2006                                       1,688,954
1,000,000  Michigan State Environmental Protection Program,
           GO,
           5.00% due 11/01/2013                                       1,078,990
2,000,000  Michigan State Hospital Finance Authority,
           Harper-Grace Hospitals, Revenue Bond,
           7.125% due 05/01/2009                                      2,160,420
                                                                 ---------------
                                                                      8,267,534
                                                                 ---------------
          Minnesota - 0.6%
  400,000  Osseo Independent School District No 279,
           Series A, GO, FSA Insured,
           5.00% due 02/01/2013                                         430,580
  295,000  Prior Lake Independent School District No 719,
           Series A, GO, FGIC Insured,
           4.75% due 02/01/2010                                         313,912
                                                                 ---------------
                                                                        744,492
                                                                 ---------------
          Missouri - 0.3%
  300,000  Kansas City Municipal Assistance Corp.,
           Series A, Revenue Bond, AMBAC Insured,
           5.00% due 03/01/2012                                         324,585
                                                                 ---------------
          Nebraska - 0.1%
  100,000  Omaha Nebraska Special Obligations, Riverfront
           Redevelopment Project, Series A, Revenue Bond,
           5.375% due 02/01/2013                                        110,472
                                                                 ---------------
          Nevada - 0.1%
  135,000  Clark County School District, GO,
           6.00% due 06/15/2007                                         141,666
                                                                 ---------------
          New Jersey - 4.5%
  970,000  Lenape NJ High School District, Refunding,
           GO, FGIC Insured,
           5.00% due 04/01/2012                                       1,050,752
3,270,000  New Jersey State, Series L, Refunding, GO,
           5.25% due 07/15/2019                                       3,646,868
  700,000  New Jersey State Turnpike Authority,
           Revenue Bond, MBIA Insured,
           6.75% due 01/01/2009                                         721,518
                                                                 ---------------
                                                                      5,419,138
                                                                 ---------------
          New Mexico - 3.0%
2,350,000  New Mexico State, Refunding, GO,
           5.00% due 09/01/2008                                       2,497,087
1,035,000  University of New Mexico,
           Refunding, Revenue Bond,
           5.25% due 06/01/2014                                       1,129,485
                                                                 ---------------
                                                                      3,626,572
                                                                 ---------------
          New York - 9.7%
  100,000  New York City, Series F, GO, FSA Insured,
           5.25% due 08/01/2011                                         109,428
  100,000  Metropolitan Transportation Authority,
           Series A, Revenue Bond, MBIA Insured,
           5.25% due 04/01/2009                                         105,813
  375,000  Metropolitan Transportation Authority,
           Series B, Revenue Bond,
           5.25% due 07/01/2007                                         393,371
  900,000  Municipal Assistance Corporation For New York
           City, Series I, Revenue Bond, GO,
           6.25% due 07/01/2006                                         940,311
  350,000  Nassau County Interim Finance Authority,
           Series B, Refunding, Revenue Bond,
           5.00% due 11/15/2007                                         367,623
  500,000  New York City Transit Authority, Series A, CP,
           AMBAC Insured,
           5.625% due 01/01/2012                                        548,400
1,000,000  New York City Transit Finance Authority,
           Series A, Refunding, Revenue Bond,
           5.50% due 11/01/2026                                       1,093,760
2,300,000  New York State Dormitory Authority,
           Series A, Revenue Bond, FGIC Insured
           5.25% due 05/15/2016                                       2,555,783
1,100,000  New York State Dormitory Authority,
           Series B, Refunding, Revenue Bond,
           5.25% due 11/15/2023                                       1,186,438
2,075,000  New York State Dormitory Authority,
           Prerefunded, Revenue Bond,
           5.25% due 07/01/2031                                       2,282,936
  300,000  New York State Thruway Authority, Series E,
           Refunding, Revenue Bond, GO,
           5.25% due 01/01/2010                                         318,903
  500,000  Sales Tax Asset Receivable, Series A,
           Revenue Bond,
           5.00% due 10/15/2017                                         538,465
  525,000  New York State, Series C, Refunding, GO,
           4.00% due 04/15/2006                                         532,187
  650,000  Triborough Bridge & Tunnel Authority,
           Series B, Refunding, Revenue Bond, GO,
           5.25% due 11/15/2015                                         717,301
                                                                 ---------------
                                                                     11,690,719
                                                                 ---------------
          North Carolina - 1.1%
  500,000  North Carolina Municipal Power Agency No 1 Catawba,
           Revenue Bond, MBIA Insured,
           5.25% due 01/01/2009                                         537,285
  100,000  North Carolina State Public School Building, GO,
           4.60% due 04/01/2008                                         104,746
  725,000  Raleigh Comb Enterprise System, Revenue Bond,
           4.00% due 03/01/2008                                         746,032
                                                                 ---------------
                                                                      1,388,063
                                                                 ---------------
          Ohio - 2.5%
  100,000  Bowling Green State University, Revenue Bond,
           5.00% due 06/01/2008                                         105,851
  305,000  Cleveland Ohio Waterworks, Series J, Refunding,
           Revenue Bond,
           5.00% due 01/01/2008                                         320,994
  900,000  Columbus Ohio, Series B, Refunding, GO,
           5.00% due 05/15/2014                                         979,587
  625,000  Ohio State Higher Educational Facility
           Commission, Revenue Bond,
           5.25% due 10/01/2014                                         689,819
  935,000  Ohio State Water Development Authority,
           Refunding, Revenue Bond,
           4.00% due 12/01/2010                                         962,639
                                                                 ---------------
                                                                      3,058,890
                                                                 ---------------
          Oregon - 0.6%
  175,000  Oregon State Housing & Community Services
           Department, Revenue Bond,
           5.40% due 07/01/2005                                         176,750
  245,000  Portland Community College District,
           Series B, GO,
           5.125% due 06/01/2013                                        263,909
  250,000  Washington County, Oregon School District,
           Refunding, GO, FSA Insured
           5.50% due 06/15/2019                                         285,045
                                                                 ---------------
                                                                        725,704
                                                                 ---------------
          Pennsylvania - 0.3%
  100,000  Philadelphia Gas Works, Series 3, Revenue Bond,
           5.00% due 08/01/2010                                         107,171
  245,000  Scranton, Series C, GO,
           6.70% due 09/01/2018                                         289,629
                                                                 ---------------
                                                                        396,800
                                                                 ---------------
          Puerto Rico - 2.6%
1,000,000  Commonwealth of Puerto Rico, Refunding, GO,
           FGIC Insured,
           5.00% due 07/01/2006                                       1,029,160
1,595,000  Puerto Rico Electric Power Authority,
           Series JJ, Refunding, Revenue Bond, XLC Insured,
           5.25% due 07/01/2012                                       1,766,670
  300,000  Puerto Rico Public Finance Corp., Series A,
           Revenue Bond,
           5.25% due 08/01/2031                                         328,362
                                                                 ---------------
                                                                      3,124,192
                                                                 ---------------
          South Carolina - 2.2%
  400,000  Grand Strand Water & Sewer Authority, Refunding,
           Revenue Bond, FSA Insured,
           5.375% due 06/01/2014                                        440,972
2,055,000  Greenville Waterworks, Refunding, Revenue Bond,
           5.00% due 02/01/2013                                       2,231,997
                                                                 ---------------
                                                                      2,672,969
                                                                 ---------------
          Tennessee - 2.0%
  250,000  Knoxville Water, Series P, Revenue Bond,
           5.00% due 03/01/2009                                         266,390
1,600,000  Memphis, GO,
           5.25% due 11/01/2015                                       1,761,472
  300,000  Memphis, GO,
           5.50% due 11/01/2010                                         330,927
                                                                 ---------------
                                                                      2,358,789
                                                                 ---------------
          Texas - 15.2%
  100,000  Austin, Refunding, GO,
           5.25% due 09/01/2007                                         105,277
  820,000  Bexar County Texas, GO,
           5.00% due 06/15/2010                                         879,934
  700,000  College Station Independent School District,
           Refunding, GO, PSF-GTD Insured,
           5.00% due 02/15/2013                                         755,601
2,000,000  Dallas, Refunding, GO,
           5.00% due 02/15/2012                                       2,106,000
  600,000  Denton Independent School Distict, GO,
           3.00% due 08/01/2030                                         594,054
  515,000  Denton Utilities System, Series A,
           Revenue Bond, FSA Insured,
           5.25% due 12/01/2013                                         566,690
  100,000  Flower Mound Waterworks & Sewer, Revenue Bond,
           AMBAC Insured,
           5.375% due 09/01/2006                                        103,592
1,000,000  Fort Worth Water & Sewer, Refunding,
           Revenue Bond,
           5.25% due 02/15/2013                                       1,096,980
  165,000  Frisco, GO, FGIC Insured,
           5.00% due 02/15/2012                                         176,202
  145,000  Frisco, GO, FGIC Insured,
           5.875% due 02/15/2010                                        161,223
  750,000  Harris County, Refunding, GO,
           5.25% due 10/01/2013                                         817,747
   75,000  Houston, Refunding, GO,
           2.00% due 03/01/2006                                          74,361
  935,000  Lower Colorado River Authority, Series B,
           Refunding, Revenue Bond,
           6.00% due 05/15/2013                                       1,039,449
  150,000  Mansfield, GO, FGIC Insured,
           5.50% due 02/15/2008                                         160,117
  370,000  Marble Falls Independent School District,
           Series A, Refunding, GO, PSF-GTD Insured,
           5.00% due 08/15/2015                                         400,788
  695,000  Pasadena Texas Independent School District,
           Refunding, GO, PSF-GTD Insured,
           5.00% due 02/15/2013                                         748,286
1,000,000  Plano Independent School District, GO,
           PSF-GTD Insured,
           4.70% due 02/15/2013                                       1,047,920
  200,000  Round Rock Independent School District,
           GO, PSF-GTD Insured,
           4.75% due 08/01/2010                                         204,890
   80,000  San Antonio Electric & Gas, Prerefunded,
           Revenue Bond,
           5.50% due 02/01/2013                                          84,642
2,000,000  San Antonio Electric & Gas, Refunding,
           Revenue Bond,
           5.375% due 02/01/2015                                      2,221,440
   70,000  San Antonio Electric & Gas, Unrefunded,
           Revenue Bond,
           5.50% due 02/01/2013                                          73,676
1,000,000  San Antonio Electric & Gas, Series A,
           Refunding, Revenue Bond,
           5.00% due 02/01/2008                                       1,052,030
  200,000  Socorro Independent School District,
           Refunding, GO, PSF-GTD Insured,
           5.375% due 08/15/2013                                        217,996
  125,000  Spring Independent School District, GO,
           PSF-GTD Insured,
           5.875% due 08/15/2010                                        139,715
  400,000  Texas State Public Finance Authority,
           Refunding, GO,
           5.50% due 10/01/2009                                         436,784
  500,000  Texas State Public Finance Authority,
           State Preservation Board, Series A, Revenue Bond,
           5.25% due 02/01/2016                                         538,445
  100,000  Texas State University Systems, Revenue Bond,
           FSA Insured,
           5.25% due 03/15/2010                                         108,542
  300,000  Texas State Water Financial Assistance,
           Series B, Refunding, GO,
           5.00% due 08/01/2014                                         324,594
1,855,000  University of Texas, Revenue Bond,
           PSF-GTD Insured
           5.25% due 07/01/2008                                       1,978,098
  100,000  University of Texas, Series B, Revenue Bond,
           5.25% due 08/15/2008                                         106,776
                                                                 ---------------
                                                                     18,321,849
                                                                 ---------------
          Utah - 6.2%
3,410,000  Intermountain Power Agency, Utah Power Supply,
           Refunding, Series A, Revenue Bond
           5.00% due 07/01/2010                                       3,659,476
  100,000  Jordan School District, GO, SBG Insured,
           5.125% due 06/15/2008                                        106,297
2,310,000  Utah State, Series A, Refunding, GO,
           4.00% due 07/01/2011                                       2,376,736
1,275,000  Utah State, Series A, Refunding, GO,
           5.00% due 07/01/2016                                       1,390,642
                                                                 ---------------
                                                                      7,533,151
                                                                 ---------------
          Virginia - 2.1%
  100,000  Norfolk, Refunding, GO,
           5.00% due 01/01/2009                                         106,764
  450,000  Fairfax County, Series A, Refunding, GO,
           STAID Insured,
           5.00% due 06/01/2007                                         470,745
1,000,000  Henry County Public Service Authority Water &
           Sewer, Refunding, Revenue Bond, FSA Insured,
           5.50% due 11/15/2019                                       1,149,130
  325,000  Newport News, Series B, GO, STAID Insured,
           5.00% due 11/01/2014                                         352,060
  450,000  Virginia Resources Authority Infrastructure,
           Pooled Financing, Series VA, Revenue Bond,
           4.00% due 11/01/2005                                         454,059
                                                                 ---------------
                                                                      2,532,758
                                                                 ---------------
          Washington - 5.0%
  175,000  Bellevue, Series A, Refunding, GO,
           5.00% due 01/01/2006                                         178,047
   45,000  King County, Prerefunded, GO,
           5.50% due 12/01/2010                                          49,798
1,165,000  King County School District No 401 Refunding,
           GO,
           5.00% due 12/01/2005                                       1,183,780
   55,000  King County, Unrefunded, GO,
           5.50% due 12/01/2010                                          60,568
  100,000  Seattle, GO,
           5.00% due 08/01/2012                                         106,973
  200,000  Seattle, Refunding, GO,
           5.00% due 07/01/2013                                         214,268
  100,000  Snohomish County, GO,
           5.00% due 12/01/2006                                         103,548
  700,000  Spokane County School District Central Valley,
           Refunding, GO, FSA Insured,
           5.00% due 06/01/2011                                         755,650
  500,000  Tacoma Conservation System, Refunding,
           Revenue Bond
           5.00% due 12/01/2014                                         539,695
  800,000  Washington State Motor Vehicle Fuel Tax,
           Series C, GO,
           0.00% due 06/01/2010                                         654,232
2,125,000  Washington State, Refunding, GO
           4.00% due 01/01/2008                                       2,176,446
                                                                 ---------------
                                                                      6,023,005
                                                                 ---------------
          West Virginia - 0.3%
  300,000  West Virginia Economic Development Authority,
           Revenue Bond,
           4.00% due 06/01/2007                                         306,966
                                                                 ---------------
          Wisconsin - 0.3%
   75,000  Douglas County, Refunding, GO, FGIC Insured,
           5.50% due 02/01/2014                                          82,690
  100,000  Wisconsin State, Series A, GO,
           5.50% due 05/01/2009                                         108,475
  150,000  Wisconsin State, Series C, GO,
           5.00% due 05/01/2008                                         158,332
                                                                 ---------------
                                                                        349,497
                                                                 ---------------

          TOTAL MUNICIPAL BONDS (Cost $115,722,467)                 115,407,714
                                                                 ---------------

          SHORT TERM INVESTMENTS - 3.7%
          Revenue Bonds - 3.7%
  100,000 Alachua County, Florida Health Facilities
          Authority, Revenue Bond,
          2.29% due 10/01/2032                                          100,000
  250,000 Arden Hills Minnesota Housing & Health Care
          Faciliites, Refunding, Revenue Bond,
          2.34% due 09/01/2029                                          250,000
  350,000 Arden Hills Minnesota Housing & Health Care
          Faciliites, Series B, Revenue Bond,
          2.34% due 09/01/2029                                          350,000
  100,000 Denver City & County Multi-Family Housing,
          Revenue Bond,
          2.30% due 12/01/2029                                          100,000
  200,000 Hills Iowa Healthcare, Revenue Bond,
          2.29% due 08/01/2032                                          200,000
  200,000 Indiana Health Facilities Financing Authority,
          Revenue Bond,
          2.34% due 12/01/2029                                          200,000
  100,000 Iowa Higher Education Loan Authority,
          Revenue Bond,
          2.29% due 04/01/2033                                          100,000
  200,000 Iowa Financing Authority Private College,
          Refunding, Revenue Bond, MBIA Insured
          2.34% due 07/01/2026                                          200,000
  195,000 Kansas State Development Finance Authority,
          Revenue Bond,
          2.29% due 11/15/2028                                          195,000
  100,000 Missouri State Health & Educational Facilities
          Authority, Revenue Bond,
          2.34% due 10/01/2024                                          100,000
  100,000 Nebraska Educational Fiancing Authority,
          Refunding, Revenue Bond,
          2.29% due 08/01/2031                                          100,000
  700,000 New York City Municipal Water & Sewer Systems
          Financing Authority, Series F-1, Revenue Bond,
          2.28% due 06/15/2033                                          700,000
1,400,000 Pinellas County Health Facility Authority,
          Refunding, Revenue Bond,
          2.30% due 12/01/2015                                        1,400,000
  100,000 Washington State Housing Finance Community,
          Revenue Bond,
          2.34% due 06/01/2032                                          100,000
  200,000 Wisconsin State Health & Educational Facilities
          Authority, Series B, Revenue Bond,
          2.29% due 12/01/2029                                          200,000
  100,000 Wisconsin State Health & Educational Facilities
          Authority, Series B, Revenue Bond,
          2.29% due 08/15/2030                                          100,000
                                                                 ---------------

          TOTAL REVENUE BONDS (Cost $3,695,000)                       4,395,000
                                                                 ---------------
   Shares
          Money Market Mutual Funds - 0.0%
    9,000 First American Tax Free Obligations Fund                        9,000
                                                                 ---------------

          TOTAL MONEY MARKET FUNDS (Cost $9,000)                          9,000
                                                                 ---------------

          TOTAL SHORT TERM INVESTMENTS (Cost $3,704,000)              4,404,000

          Total Investments (Cost $120,126,467) - 99.5%             119,811,714
          Other Assets in Excess of Liabilities - 0.5%                  651,518
                                                                 ---------------
          TOTAL NET ASSETS - 100.0%                                $120,463,232
                                                                 ===============

          Percentages are stated as a percent of net assets.

          Glossary of Terms
          ACA            American Capital Access Corporation.
          AMBAC          American Municipal Bond Assurance Corp.
          CP             Certificate Participation.
          FGIC           Financial Guaranty Insurance Corp.
          FHA            Federal Housing Authority / Agency.
          FSA            Financial Sercurity Assistance.
          GO             General Obligation.
          MBIA           Municipal Bond Investors Assurance Corp.
          PSF-GTD        Permanent School Fund Guaranteed.
          SBG            School Board Guaranty.
          STAID          State Aid Withholding.
          XLCA           XL Capital Assurance.

AssetMark Core Plus Fixed Income Fund
Schedule of Investments
March 31, 2005 (Unaudited)

          Principal Value                                          Market Value
           CORPORATE BONDS - 14.4%
           Auto Components - 0.2%
   875,000 Dana Corp.
           5.85% due 01/15/2015 (b)                                    $775,156
                                                                ----------------
           Automobiles - 1.0%
   275,000 DaimlerChrysler NA Holding Corp.
           4.05% due 06/04/2008                                         267,259
   150,000 DaimlerChrysler NA Holding Corp.
           7.20% due 09/01/2009                                         161,636
   325,000 Ford Motor Co.
           6.375% due 02/01/2029                                        268,089
 2,565,000 Ford Motor Co.
           7.375% due 10/28/2009                                      2,578,672
   175,000 Ford Mtr Co. Del.
           6.625% due 10/01/2028                                        147,187
   250,000 General Motors Corp.
           8.375% due 07/05/2033 (c)                                    282,574
   340,000 General Motors Corp.
           8.375% due 07/15/2033                                        291,653
                                                                ----------------
                                                                      3,997,070
                                                                ----------------
           Beverages - 0.1%
   490,000 Anheuser-Busch Cos, Inc.
           4.95% due 01/15/2014                                         492,215
                                                                ----------------
           Cable And Other Pay Television Services - 0.2%
   775,000 Cox Communications Inc.
           4.625% due 01/15/2010 (b)                                    753,868
    90,000 CSC Holdings, Inc.
           7.625% due 07/15/2018                                         94,050
   200,000 Rogers Cable, Inc.
           5.50% due 03/15/2014 (c)                                     184,500
                                                                ----------------
                                                                      1,032,418
                                                                ----------------
           Capital Markets - 0.5%
   490,000 Goldman Sachs Group, Inc.
           4.125% due 01/15/2008                                        486,185
   700,000 HBOS Capital Funding LP
           6.071% due 06/01/2049 (b)(c)                                 734,205
   350,000 Lehman Brothers Holdings, Inc.
           4.00% due 01/22/2008                                         345,682
   570,000 Morgan Stanley
           3.625% due 04/01/2008                                        557,017
                                                                ----------------
                                                                      2,123,089
                                                                ----------------
           Chemicals - 0.1%
   275,000 Lubrizol Corp.
           4.625% due 10/01/2009                                        271,169
   150,000 Lubrizol Corp.
           7.25% due 06/15/2025                                         166,778
    12,000 Lyondell Chemical Co.
           9.625% due 05/01/2007                                         12,930
    20,000 Macdermid, Inc.
           9.125% due 07/15/2011                                         21,550
                                                                ----------------
                                                                        472,427
                                                                ----------------
           Combination Utilities- 0.0%
    20,000 Sithe/independence Funding Corp.
           9.00% due 12/30/2013                                          22,366
                                                                ----------------
           Commercial Banking - 0.3%
   320,000 BNP Paribas
           6.875% due 03/01/2009 (c)                                    346,318
   700,000 Popular North America, Inc.
           4.70% due 06/30/2009                                         698,957
                                                                ----------------
                                                                      1,045,275
                                                                ----------------
           Commercial Banks - 0.6%
   630,000 Bank of America Corp.
           3.875% due 01/15/2008                                        622,282
   995,000 Bank One Corp.
           2.625% due 06/30/2008                                        940,219
   675,000 Bank One Corp.
           6.50% due 02/01/2006                                         690,001
   320,000 Wells Fargo & Co.
           4.20% due 01/15/2010                                         313,222
                                                                ----------------
                                                                      2,565,724
                                                                ----------------
           Commercial Services & Supplies - 0.1%
    50,000 Di Finance/Dyncorp International
           9.50% due 02/15/2013 (b)                                      48,812
    40,000 Sensus Metering Systems, Inc.
           8.625% due 12/15/2013                                         41,100
   325,000 Waste Management, Inc.
           6.375% due 11/15/2012                                        352,516
                                                                ----------------
                                                                        442,428
                                                                ----------------
           Communications - 0.2%
   700,000 Ameritech Capital Funding Corp.
           6.25% due 05/18/2009 (c)                                     731,012
                                                                ----------------
           Communications Services - 0.0%
    40,000 Echostar Dbs Corp.
           6.625% due 10/01/2014 (b)                                     38,850
                                                                ----------------
           Computers & Peripherals - 0.4%
 1,780,000 Compaq Computer Corp.
           7.65% due 08/01/2005                                       1,804,496
                                                                ----------------
           Construction Machinery And Equipment - 0.0%
    24,000 Case New Holland, Inc.
           9.25% due 08/01/2011 (b)                                      25,680
                                                                ----------------
           Crude Petroleum And Natural Gas - 0.4%
   445,000 Apache Finance Canada Corp.
           4.375% due 05/15/2015 (c)                                    425,328
    60,000 Chesapeake Energy Corp.
           6.375% due 06/15/2015 (b)                                     59,550
   420,000 ChevronTexaco Capital Co.
           3.50% due 09/17/2007 (c)                                     413,641
   415,000 Devon Energy Corp.
           7.95% due 04/15/2032                                         524,888
   340,000 Dominion Resources Inc/VA
           5.70% due 09/17/2012                                         353,121
                                                                ----------------
                                                                      1,776,528
                                                                ----------------
           Diversified Financial Services - 0.5%
   467,000 Citigroup, Inc.
           5.00% due 09/15/2014                                         459,341
   710,000 Citigroup, Inc.
           5.75% due 05/10/2006                                         723,743
   800,000 HSBC Capital Funding LP/Jersey Channel Islands
           4.61% due 12/31/2049 (a) (b)                                 761,929
   120,000 Rabobank Capital Funding Trust
           5.254% due 10/31/2049 (b)                                    119,104
                                                                ----------------
                                                                      2,064,117
                                                                ----------------
           Diversified Telecommunication Services - 0.1%
   300,000 Alltel Corp.
           4.656% due 05/17/2007                                        301,975
    31,000 Cincinnati Bell, Inc.
           7.00% due 02/15/2015 (b)                                      29,605
    65,000 Cincinnati Bell, Inc.
           7.25% due 07/15/2013                                          65,000
   127,000 Qwest Communications International
           7.50% due 02/15/2011 (b)                                     124,778
                                                                ----------------
                                                                        521,358
                                                                ----------------
           Electric Services - 0.5%
   700,000 CenterPoint Energy Resources Corp.
           7.875% due 04/01/2013                                        812,646
    50,000 Centerpoint Energy, Inc.
           7.25% due 09/01/2010                                          54,726
   700,000 Midamerican Energy Holdings Co.
           7.52% due 09/15/2008                                         761,473
   130,000 Oncor Electric Delivery Co.
           6.375% due 01/15/2015                                        140,328
   470,000 Pacific Gas & Electric Co.
           6.05% due 03/01/2034                                         484,269
                                                                ----------------
                                                                      2,253,442
                                                                ----------------
           Electric Utilities - 0.6%
   200,000 FirstEnergy Corp.
           6.45% due 11/15/2011                                         211,293
 1,135,000 FirstEnergy Corp.
           7.375% due 11/15/2031                                      1,289,620
   550,000 TXU Corp.
           4.80% due 11/15/2009 (b)                                     533,366
   375,000 TXU Corp.
           6.50% due 11/15/2024 (b)                                     359,322
    90,000 TXU Corp.
           6.55% due 11/15/2034                                          85,244
                                                                ----------------
                                                                      2,478,845
                                                                ----------------
           Electronic Connectors - 0.5%
   500,000 Tyco International Group SA
           4.436% due 06/15/2007 (b)(c)                                 500,424
   925,000 Tyco International Group SA
           6.375% due 10/15/2011 (c)                                    988,805
   655,000 Tyco International Group SA
           6.875% due 01/15/2029 (c)                                    736,453
                                                                ----------------
                                                                      2,225,682
                                                                ----------------
           Energy Equipment & Services - 0.0%
    50,000 Pride International Inc.
           7.375% due 07/15/2014                                         53,250
                                                                ----------------
           Fire, Marine, And Casualty Insurance - 0.0%
   150,000 Ace Ltd
           6.00% due 04/01/2007 (c)                                     153,674
                                                                ----------------
           Food & Staples Retailing - 0.3%
    20,000 Solo Cup Co.
           8.50% due 02/15/2014                                          20,100
 1,150,000 Wal-Mart Stores, Inc.
           3.375% due 10/01/2008                                      1,115,263
                                                                ----------------
                                                                      1,135,363
                                                                ----------------
           Food Products - 0.2%
   405,000 Kraft Foods, Inc.
           5.625% due 11/01/2011                                        420,806
   275,000 Tyson Foods, Inc.
           8.25% due 10/01/2011                                         319,374
                                                                ----------------
                                                                        740,180
                                                                ----------------
           Gambling - 0.0%
    20,000 River Rock Entertainment Authority
           9.75% due 11/01/2011                                          22,000
                                                                ----------------
           Health Care Providers & Services - 0.3%
    90,000 Columbia/HCA Healthcare Corp.
           7.69% due 06/15/2025                                          92,996
    10,000 Davita, Inc.
           7.25% due 03/15/2015 (b)                                       9,850
        51 Fresenius Medical Care Capital Trust
           7.875% due 2/1/2008                                           53,614
   275,000 HCA, Inc.
           6.95% due 05/01/2012                                         286,813
   908,000 Tenet Healthcare Corp.
           9.25% due 02/01/2015 (b)                                     910,270
    39,000 Tenet Healthcare Corp.
           9.875% due 07/01/2014                                         40,755
                                                                ----------------
                                                                      1,394,298
                                                                ----------------
           Hotels And Motels - 0.1%
   500,000 Harrahs Operating Co., Inc.
           5.50% due 07/01/2010                                         509,222
    10,000 Inn of the Mountain Gods Resort & Casino
           12.00% due 11/15/2010                                         11,800
    30,000 Premier Entertainment Biloxi LLC
           10.75% due 02/01/2012                                         30,750
                                                                ----------------
                                                                        551,772
                                                                ----------------
           Hotels Restaurants & Leisure - 0.0%
    10,000 Mandalay Resort Group
           9.50% due 08/01/2008                                          10,975
   100,000 MGM Mirage
           8.50% due 09/15/2010                                         110,000
                                                                ----------------
                                                                        120,975
                                                                ----------------
           Insurance - 0.3%
   400,000 Arch Capital Group Ltd
           7.35% due 05/01/2034 (c)                                     439,597
   350,000 CNA Financial Corp.
           7.25% due 11/15/2023                                         380,006
   300,000 Liberty Mutual Group, Inc.
           7.00% due 03/15/2034 (b)                                     309,662
                                                                ----------------
                                                                      1,129,265
                                                                ----------------
           Jewelry, Precious Metal - 0.0%
    20,000 American Achievement Corp.
           8.25% due 04/01/2012                                          20,800
                                                                ----------------
           Life Insurance - 0.3%
   650,000 Prudential Insurance Co. of America
           7.65% due 07/01/2007 (b)                                     694,710
   450,000 QBE Insurance Group Ltd
           5.647% due 07/01/2023 (b)(c)                                 444,887
                                                                ----------------
                                                                      1,139,597
                                                                ----------------
           Machinery - 0.0%
     5,000 Terex Corp.
           7.375% due 01/15/2014                                          5,125
                                                                ----------------
           Management Investment Offices - 0.1%
   300,000 EOP Operating LP
           7.75% due 11/15/2007                                         323,019
                                                                ----------------
           Media - 0.5%
   730,000 Comcast Corp.
           6.50% due 01/15/2015                                         782,795
   220,000 COX Communications, Inc.
           3.875% due 10/01/2008                                        212,598
    15,000 CSC Holdings, Inc.
           7.625% due 04/01/2011                                         15,675
    20,000 Reader's Digest Association Inc.
           6.50% due 03/01/2011                                          20,050
   450,000 Time Warner, Inc.
           6.875% due 05/01/2012                                        492,131
   440,000 Time Warner, Inc.
           7.70% due 05/01/2032                                         523,999
                                                                ----------------
                                                                      2,047,248
                                                                ----------------
           Metals & Mining - 0.0%
    50,000 Peabody Energy Corp.
           5.875% due 04/15/2016                                         48,500
                                                                ----------------
           Mortgage Bankers And Loan Correspondents - 0.2%
   725,000 PHH Corp.
           6.00% due 03/01/2008                                         749,169
                                                                ----------------
           Multiline Retail - 0.1%
   470,000 Target Corp.
           5.40% due 10/01/2008                                         485,119
                                                                ----------------
           Multi-Utilities & Unregulated Power - 0.1%
   415,000 Duke Energy Corp.
           5.625% due 11/30/2012                                        427,545
                                                                ----------------
           National Commercial Banks - 0.2%
   700,000 First Chicago Corp.
           6.375% due 01/30/2009                                        742,619
                                                                ----------------
           Natural Gas Transmission - 0.1%
   309,000 El Paso Natural Gas Co.
           8.375% due 06/15/2032                                        341,055
    48,000 El Paso Corp.
           7.80% due 08/01/2031                                          45,360
                                                                ----------------
                                                                        386,415
                                                                ----------------
           Offices Of Holding Companies - 0.1%
   250,000 Ace Ltd
           5.875% due 06/15/2014                                        254,873
                                                                ----------------
           Oil & Gas - 0.7%
   325,000 Amerada Hess Corp.
           7.125% due 03/15/2033                                        362,566
   540,000 Amerada Hess Corp.
           7.30% due 08/15/2031                                         610,841
    20,000 Belden & Blake Corp.
           8.75% due 07/15/2012                                          19,950
   355,000 ConocoPhillips
           4.75% due 10/15/2012                                         353,280
   775,000 ConocoPhillips
           6.95% due 04/15/2029                                         926,746
    80,000 Suburban Propane Partners L P
           6.875% due 12/15/2013 (b)                                     79,200
   500,000 Williams Cos, Inc.
           7.50% due 01/15/2031                                         527,500
                                                                ----------------
                                                                      2,880,083
                                                                ----------------
           Operators Of Nonresidential Buildings - 0.0%
    29,000 Forest City Enterprises, Inc.
           6.50% due 02/01/2017                                          29,435
                                                                ----------------
           Paper & Forest Products - 0.2%
   210,000 International Paper Co.
           5.50% due 01/15/2014                                         214,006
   705,000 Weyerhaeuser Co.
           6.75% due 03/15/2012                                         775,410
                                                                ----------------
                                                                        989,416
                                                                ----------------
           Personal Credit Institutions - 1.5%
   275,000 Ford Motor Credit Co.
           6.875% due 02/01/2006                                        278,975
   650,000 General Electric Capital Corp.
           2.75% due 09/15/2014 (d)                                     655,949
   530,000 General Electric Capital Corp.
           4.25% due 01/15/2008                                         528,366
 2,300,000 General Motors Acceptance Corp.
           5.625% due 05/15/2009                                      2,100,181
   470,000 General Motors Acceptance Corp.
           6.125% due 02/01/2007 to 08/28/2007                          458,719
 1,250,000 General Motors Acceptance Corp.
           6.75% due 01/15/2006                                       1,258,940
   310,000 General Motors Acceptance Corp.
           7.75% due 01/19/2010                                         299,387
   140,000 General Motors Acceptance Corp.
           6.15% due 04/05/2007                                         137,395
   685,000 Household Financial Corp.
           4.125% due 11/16/2009                                        666,729
                                                                ----------------
                                                                      6,384,641
                                                                ----------------
           Radio Broadcasting Stations - 0.0%
   150,000 AMFM, Inc.
           8.00% due 11/01/2008                                         161,796
                                                                ----------------
           Radiotelephone Communications - 0.0%
    60,000 Rogers Wireless, Inc.
           7.50% due 03/15/2015 (c)                                      62,250
                                                                ----------------
           Railroads, Line-haul Operating - 0.0%
    14,000 Kansas City Southern Railroad Co.
           9.50% due 10/01/2008                                          15,330
                                                                ----------------
           Real Estate - 0.1%
    10,000 Forest City Enterprises, Inc.
           7.625% due 06/01/2015                                         10,725
   400,000 iStar Financial, Inc.
           5.70% due 03/01/2014                                         395,308
                                                                ----------------
                                                                        406,033
                                                                ----------------
           Real Estate Investment Trusts - 0.4%
   225,000 iStar Financial, Inc.
           8.75% due 08/15/2008                                         251,871
   300,000 Simon Property Group LP
           6.875% due 10/27/2005                                        304,966
   350,000 Simon Property Group LP
           7.125% due 09/20/2007                                        369,040
   515,000 Summit Properties Partnership
           7.20% due 08/15/2007                                         534,699
    60,000 Ventas Realty LP/Ventas Capital Corp.
           6.625% due 10/15/2014                                         64,200
                                                                ----------------
                                                                      1,524,776
                                                                ----------------
           Savings Institutions, Federally Chartered - 0.1%
   550,000 Sovereign Bank
           4.375% due 08/01/2013 (d)                                    540,140
                                                                ----------------
           Security Brokers, Dealers, And Flotation
           Companies - 0.2%
   650,000 Lehman Bros Hldgs Inc Mtn Be
           4.25% due 01/27/2010                                         633,503
                                                                ----------------
           Specialty Retail - 0.0%
   112,000 Toys R US, Inc.
           7.375% due 10/15/2018                                         94,080
    30,000 UGS Corp.
           10.00% due 06/01/2012 (b)                                     33,300
                                                                ----------------
                                                                        127,380
                                                                ----------------
           Telephone Communications, Except
           Radiotelephone - 1.0%
 1,000,000 Comcast Cable Communications Holdings, Inc.
           9.455% due 11/15/2022                                      1,362,861
 1,220,000 Sprint Capital Corp.
           6.00% due 01/15/2007                                       1,254,659
   700,000 Sprint Capital Corp.
           6.875% due 11/15/2028                                        751,667
   490,000 Verizon Global Funding Corp.
           7.375% due 09/01/2012                                        556,683
                                                                ----------------
                                                                      3,925,870
                                                                ----------------
           Textiles, Apparel & Luxury Goods - 0.0%
    30,000 Oxford Industries, Inc.
           8.875% due 06/01/2011                                         31,950
                                                                ----------------
           Tobacco - 0.3%
 1,170,000 Altria Group, Inc.
           7.00% due 11/04/2013                                       1,257,487
                                                                ----------------
           Transport - Marine- 0.0%
    52,000 Horizon Lines LLC / Horizon
           9.00% due 11/01/2012 (b)                                      55,640
                                                                ----------------
           Trusts, Except Educational, Religious,
           And Charitable - 0.1%
   375,000 Greenpoint Bank
           9.25% due 10/01/2010                                         450,567
                                                                ----------------
           Unit Investment Trusts, Face-amount
           Certificate Offices, And - 0.5%
 1,000,000 Bank of America NA
           2.555% due 12/09/2005 (d)                                  1,000,090
   520,000 COX Enterprises, Inc.
           4.375% due 05/01/2008 (b)                                    513,051
   750,000 Daimler Chrysler Auto Trust
           3.45% due 09/10/2007 (d)                                     751,418
                                                                ----------------
                                                                      2,264,559
                                                                ----------------
           Wireless Telecommunication Services - 0.1%
   225,000 America Movil S A De C V
           6.375% due 03/01/2035 (c)                                    204,701
    15,000 Nextel Communications, Inc.
           5.95% due 03/15/2014                                          15,000
    70,000 Nextel Communications, Inc.
           7.375% due 08/01/2015                                         74,288
                                                                ----------------
                                                                        293,989
                                                                ----------------

           TOTAL CORPORATE BONDS (Cost $63,921,260)                  60,853,829
                                                                ----------------

           ASSET BACKED SECURITIES - 6.0%
    98,154 Conseco Finance Securitization Corp.
           2000-C, 3.9107% due 03/15/2030                                98,320
   100,000 Conseco Finance Securitization Corp.
           2000-4, 8.31% due 04/01/2031                                  84,125
 2,000,000 Coutrywide Asset-Backed Certificates
           2004-BC5, 3.12% due 07/25/2032                             2,005,539
 2,800,880 Countrywide Home Equity Loan Trust
           2004-S, 3.05% due 02/15/2030                               2,805,341
 1,844,069 Countrywide Home Equity Loan Trust
           2004-R, 3.06% due 03/15/2030                               1,849,577
 2,672,159 Countrywide Home Equity Loan Trust
           2004-0, 3.09% due 02/15/2034                               2,678,859
 3,229,933 Countrywide Home Equity Loan Trust
           2004-N, 3.09% due 02/15/2034                               3,236,969
 2,125,832 Countrywide Home Equity Loan Trust
           2003-A, 3.16% due 03/15/2029                               2,133,303
 1,981,433 Countrywide Home Loans 2005-11
           Pool # 200511, 2.4583% due 03/25/2035                      1,982,475
 1,990,636 Countrywide Home Loans 2005-11
           Pool # 200511, 2.5473% due 04/25/2035                      2,003,775
 1,990,000 Contrywide Home Loans 2005-R1 1AF
           Series 2005-R, 3.0900% due 03/25/2035                      1,990,933
 1,169,829 Impac Secured Assets Corp.
           Pool # 2004-3, 2.66% due 11/25/2034                        1,170,313
   900,000 Jetblue Airways Corp.
           2.665% due 02/15/2018                                        902,155
   900,000 Jetblue Airways Corp.
           3.2444% due 05/15/2018                                       904,055
   557,327 Sovereign Bank
           2000-1, 10.20% due 06/30/2005                                562,535
   921,827 Structured Asset Investment Loan Trust
           2003-BC5 2A, 2.7907% due 06/25/2033                          925,550
                                                                ----------------

           TOTAL ASSET BACKED SECURITIES (Cost $25,305,323)          25,333,824
                                                                ----------------

           COMMERCIAL MORTGAGE BACKED SECURITIES - 4.0%
 1,320,000 Banc America Funding 2005-B
           Pool # 2005-B, 5.1471% due 04/25/2035                      1,324,884
 2,000,000 First Franklin Mortgage
           Pool # 2004-FF8, 3.12% due 10/25/2034                      2,009,712
 2,315,198 GSMPS Mortgage Loan Trust 2005-RP1 1AF
           Pool # 2005RP, 2.94% due 01/25/2035                        2,324,157
 1,100,000 Master Reperforming Loan Trust 2005-1 1A3
           Pool # 2005-1, 7.00% due 08/25/2035 (b)                    1,153,501
   974,501 MLCC Mortgage Investors
           Pool # 2004-G, 3.07% due 01/25/2030                          973,769
 1,095,206 Residential Asset Mortgage Products
           Pool # 2004-RZ1, 2.6575% due 03/25/2034                    1,095,880
 1,810,120 Structured Adjustable Rate Mortgage Loan
           Pool # 2004-1, 4.58% due 02/25/2034                        1,816,394
 2,838,765 Structured Adjustable Rate Mortgage Loan
           Pool # 2004-18, 5.0683% due 12/25/2034                     2,851,485
 1,240,303 Residential Asset Mortgage Products 2004-SL4 A5
           Pool # 2004-S, 7.50% due 07/25/2032                        1,309,682
 2,000,000 Residential Asset Mortgage Products
           2004-KS1, 3.13% due 02/25/2034                             2,001,233
                                                                ----------------

           TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES               16,860,697
           (Cost $16,901,163)                                   ----------------

           U.S. TREASURY OBLIGATIONS - 28.6%
 3,180,000 U.S. Treasury Note,
           3.375% due 02/28/2007 to 02/15/2008                        3,144,068
 7,110,000 U.S. Treasury Note,
           3.625% due 01/15/2010                                      6,941,976
12,510,000 U.S. Treasury Note,
           3.50% due 02/15/2010                                      12,145,946
   790,000 U.S. Treasury Note,
           3.75% due 03/31/2007                                         789,754
 2,975,000 U.S. Treasury Note,
           4.00% due 03/15/2010 to 02/15/2015                         2,866,478
   724,723 U.S. Treasury Note,
           0.875% due 04/15/2010                                        709,140
 5,169,378 U.S. Treasury Note,
           2.00% due 07/15/2014                                       5,281,750
13,000,000 U.S. Treasury Note,
           2.50% due 09/30/2006                                      12,782,666
26,600,000 U.S. Treasury Note,
           2.75% due 08/15/2007                                      25,946,438
 1,400,000 U.S. Treasury Note,
           2.875% due 11/30/2006                                      1,381,407
17,299,968 U.S. Treasury Note,
           3.375% due 01/15/2007 to 10/15/2009                       17,030,295
 1,325,512 U.S. Treasury Note,
           3.875% due 01/15/2009                                      1,462,191
 1,000,000 U.S. Treasury Bond,
           0.00% due 11/15/2021                                         439,326
 5,750,000 U.S. Treasury Bond,
           6.25% due 05/15/2030                                       6,910,333
 8,700,000 U.S. Treasury Bond,
           0.00% due 02/15/2023                                       3,580,381
29,120,000 U.S. Treasury Bond,
           0.00% due 08/15/2020 to 11/15/2027                        12,524,134
 5,665,072 U.S. Treasury Bond,
           2.375% due 01/15/2025                                      6,095,306
   220,389 U.S. Treasury Bond,
           3.875% due 04/15/2029                                        303,156
   330,000 U.S. Treasury Bond,
           5.25% due 02/15/2029                                         347,596
                                                                ----------------

           TOTAL U.S. TREASURY OBLIGATIONS                          120,682,341
           (Cost $121,180,578)                                  ----------------

           U.S. GOVERNMENT AGENCY ISSUES - 13.8%
 3,000,000 Federal Farm Credit Bank,
           3.625% due 01/04/2008                                      2,957,556
 4,000,000 FHLB
           3.625% due 02/15/2008                                      3,944,484
 3,000,000 FHLB
           3.75% due 08/15/2008                                       2,948,127
 5,500,000 FHLMC
           5.25% due 01/15/2006                                       5,570,653
 2,400,000 FHLMC
           2.50% due 04/11/2006                                       2,370,199
 2,000,000 FHLMC
           2.875% due 05/23/2006                                      1,980,074
 5,000,000 FHLMC
           3.50% due 05/15/2007                                       4,948,515
   760,000 FHLMC
           3.625% due 02/15/2008                                        749,519
 1,200,000 FHLMC
           4.08% due 04/26/2010                                       1,179,184
 3,200,000 FHLMC
           7.00% due 03/15/2010                                       3,552,048
 5,763,906 FHLMC Gold
           Series G01767, 6.50% due 12/01/2032                        5,993,756
 1,980,000 FNMA
           2.69% due 09/15/2005 (d)                                   1,979,554
 1,590,000 FNMA
           1.7263% due 01/09/2006 (d)                                 1,589,690
 2,000,000 FNMA
           5.50% due 02/15/2006                                       2,031,598
 3,000,000 FNMA
           3.25% due 07/12/2006                                       2,978,943
 6,000,000 FNMA
           2.20% due 12/04/2006                                       5,833,986
    38,300 FNMA
           7.00% due 12/31/2007                                       2,128,044
 3,300,000 FNMA
           7.25% due 01/15/2010                                       3,687,941
   220,000 FNMA
           3.875% due 02/15/2010                                        214,358
 1,895,000 FNMA
           5.00% due 04/15/2015                                       1,913,192
                                                                ----------------

           TOTAL U.S. GOVERNMENT AGENCY ISSUES                       58,551,421
           (Cost $59,065,104)                                   ----------------

           FOREIGN NOTE/BONDS - 4.5%
           Broadwoven Fabric Mills, Cotton - 0.0%
    80,000 Empresa Nacional de Electricidad SA/Chile
           8.35% due 08/01/2013 (c)                                      89,846
                                                                ----------------
           Communications - 0.5%
   295,000 British Telecommunications PLC
           8.375% due 12/15/2010 (c)                                    343,127
   140,000 Deutsche Telekom International Finance BV
           5.25% due 07/22/2013 (c)                                     140,633
   325,000 Deutsche Telekom International Finance BV
           8.25% due 06/15/2005 (c)                                     328,151
   450,000 Deutsche Telekom International Finance BV
           8.75% due 06/15/2030 (c)                                     590,275
    45,000 Eircom Funding
           8.25% due 08/15/2013 (c)                                      49,162
   750,000 Telecom Italia Capital
           4.95% due 09/30/2014 (b)(c)                                  719,766
                                                                ----------------
                                                                      2,171,114
                                                                ----------------
           Copper Ores - 0.0%
   100,000 Corporacion Nacional Del Cobre
           4.75% due 10/15/2014 (b)(c)                                   95,092
                                                                ----------------
           Crude Petroleum And Natural Gas - 0.1%
   380,000 Anadarko Finance Co.
           6.75% due 05/01/2011 (c)                                     418,789
                                                                ----------------
           Deep Sea Foreign Transportation Of Freight - 0.0%
    36,000 Teekay Shipping Corp.
           8.875% due 07/15/2011 (c)                                     40,320
                                                                ----------------
           Financial Institutions - 0.7%
   750,000 ANZ Capital Trust I
           5.36% due 12/15/2053 (b)                                     749,369
   225,000 Chuo Mitsui Trust & Banking Co.
           5.506% due 12/31/2049 (b)(c)                                 215,545
   550,000 Dbs Bank Ltd Singapore
           5.00% due 11/15/2019 (b)(c)                                  533,801
   560,000 Deutsche Bundesrepublik
           4.25% due 01/04/2014                                         765,282
    70,000 Morgan Stanley Bank AG for OAO Gazprom
           9.625% due 03/01/2013 (c)                                     80,206
   450,000 Mizuho Financial Group Cayman Ltd
           5.79% due 04/15/2014 (b)(c)                                  456,781
                                                                ----------------
                                                                      2,800,984
                                                                ----------------
           Industrial Inorganic Chemicals- 0.0%
    30,000 Rhodia SA
           10.25% due 06/01/2010 (c)                                     32,850
                                                                ----------------

           Foreign Government Obligations - 3.2%
   430,000 Bulgaria Government International Bond
           8.25% due 01/15/2015 (b)(c)                                  522,450
   635,054 Brazil Federative Republic
           8.00% due 04/15/2014 (c)                                     632,697
   210,000 Brazil Federative Republic
           10.125% due 05/15/2027 (c)                                   221,550
   120,000 Brazil Federative Republic
           10.50% due 07/09/2010 (c)                                    132,600
   140,000 Brazil Federative Republic
           11.00% due 08/17/2040 (c)                                    155,995
   180,000 Brazil Federative Republic
           11.75% due 02/25/2020 (c)                                    215,100
   460,000 Brazil Federative Republic
           14.50% due 10/15/2009 (c)                                    580,060
   229,414 Brazilian Government International Bond
           3.125% due 04/15/2012 (c)                                    216,719
 1,545,194 Canada Government
           4.00% due 12/01/2031 (c)                                   1,790,724
    80,000 El Salvador (republic Of)
           8.25% due 04/10/2032 (c)                                      81,683
 1,263,724 France (republic Of)
           3.00% due 07/25/2009 (c)                                   1,795,443
   120,000 Guatemala Republic
           8.125% due 10/06/2034 (c)                                    122,400
   520,000 Mexico Government International Bond
           11.50% due 05/15/2026 (c)                                    787,800
   190,000 Panama Government International Bond
           9.625% due 02/08/2011 (c)                                    215,650
   120,000 Panama Government International Bond
           10.75% due 05/15/2020 (c)                                    149,400
   297,500 Peru Government International Bond
           5.00% due 03/07/2017 (c)                                     280,582
   390,000 Qatar (state Of)
           9.75% due 06/15/2030 (c)                                     567,918
 2,860,000 Russia Government International Bond
           5.00% due 03/31/2030 (c)                                   2,932,930
 1,030,000 United Mexican States
           7.50% due 04/08/2033 (c)                                   1,094,375
   570,000 United Mexican States
           8.375% due 01/14/2011 (c)                                    650,085
   150,000 United Mexican States
           8.75% due 11/21/2033 (c)                                     156,750
                                                                ----------------
                                                                     13,302,911
                                                                ----------------

           TOTAL FOREIGN NOTE/BONDS (Cost $16,010,898)               18,951,906
                                                                ----------------

           U.S. GOVERNMENT AGENCY MORTGAGE BACKED
           SECURITIES - 25.2%

   170,000 FHLMC
           Pool # 000TBA, 5.50% due 04/01/2035                          170,478
 1,494,403 FHLMC
           Pool # 1647PK, 6.50% due 12/15/2008                        1,535,696
 8,500,000 FHLMC
           Series 1G0058, 4.629% due 01/01/2035                       8,447,589
 4,900,000 FNMA
           Pool # 000TBA, 6.50% due 04/01/2035                        5,086,403
 3,600,000 FNMA
           Pool # 000TBA, 5.00% due 04/01/2035                        3,520,123
 6,915,000 FNMA
           Pool # 000TBA, 6.00% due 04/01/2035                        7,068,430
 2,000,000 FNMA
           Pool # 000TBA, 5.50% due 05/01/2035                        1,998,124
12,000,000 FNMA
           Pool # 000TBA, 4.50% due 05/15/2020                       11,711,256
 8,000,000 FNMA
           Pool # 000TBA, 6.00% due 05/15/2035                        8,160,000
 4,900,000 FNMA
           Pool # 000TBA, 5.50% due 04/01/2020                        4,993,404
 2,376,784 FNMA
           Series 733132, 3.516% due 04/01/2034                       2,367,302
 1,699,369 FNMA
           Series 544859, 3.871% due 08/01/2029                       1,723,297
   181,201 FNMA
           Series 251925, 6.50% due 07/01/2028                          188,828
   253,845 FNMA
           Series 252342, 6.50% due 04/01/2029                          264,378
   232,999 FNMA
           Series 252497, 6.50% due 06/01/2029                          242,668
   980,854 FNMA
           Series 323632, 6.50% due 04/01/2029                        1,022,688
 1,157,565 FNMA
           Series 433575, 6.50% due 09/01/2028                        1,206,283
   229,174 FNMA
           Series 435151, 6.50% due 07/01/2028                          238,819
 1,027,759 FNMA
           Series 446107, 6.50% due 11/01/2028                        1,071,014
   961,437 FNMA
           Series 452955, 6.50% due 11/01/2028                        1,001,901
   593,828 FNMA
           Series 457553, 6.50% due 01/01/2029                          618,820
 1,226,253 FNMA
           Series 494339, 6.50% due 04/01/2029                        1,277,136
   124,501 FNMA
           Series 498092, 6.50% due 06/01/2029                          129,667
   940,947 FNMA
           Series 500441, 6.50% due 06/01/2029                          979,991
 1,252,651 FNMA
           Series 501198, 6.50% due 06/01/2029                        1,304,629
   624,232 FNMA
           Series 503223, 6.50% due 07/01/2029                          650,134
   170,079 FNMA
           Series 504708, 6.50% due 07/01/2029                          177,136
   147,616 FNMA
           Series 535476, 6.50% due 07/01/2029                          153,829
   124,362 FNMA
           Series 535506, 6.50% due 08/01/2030                          129,522
 2,410,240 FNMA
           Series 555254, 6.50% due 01/01/2033                        2,507,600
 1,871,569 FNMA
           Series 607398, 6.50% due 11/01/2031                        1,947,170
 1,817,898 FNMA
           Series 725932, 6.50% due 12/01/2031                        1,892,284
 3,049,821 FNMA
           Series 786848, 7.00% due 10/01/2031                        3,221,319
 1,491,569 FNMA
           Series 813844, 4.885% due 01/01/2035                       1,495,479
 2,550,372 Freddie Mac
           6.50% due 06/15/2031                                       2,669,335
           GNMA
   966,743 Series 081150, 4.50% due 11/20/2034                          965,233
           GNMA
   934,638 Series 081116, 4.75% due 10/20/2034                          941,589
           GNMA
 2,901,691 Series 081153, 4.75% due 11/20/2034                        2,923,180
           GNMA
12,300,000 Pool # 000TBA, 6.00% due 04/01/2035                       12,634,413
           GNMA
 3,700,000 Pool # 000TBA, 6.50% due 04/01/2035                        3,863,029
           GNMA
 4,300,000 Pool # 000TBA, 5.00% due 04/01/2035                        4,240,875
                                                                ----------------

           TOTAL U.S GOVERNMENT AGENCY MORTGAGE BACKED              106,741,051
           SECURITIES (Cost $108,047,180)                       ----------------

           SHORT TERM INVESTMENTS - 29.0%
           Repurchase Agreement - 28.6%
93,400,000 Countrywide Capital Repurchase Agreement
           2.80% due 04/01/2005                                      93,400,000
27,500,000 UBS Warburg Repurchase Agreement
           2.82% due 04/01/2005                                      27,500,000
                                                                ----------------
    Shares                                                          120,900,000
                                                                ----------------
           Money Market Mutual Funds - 0.2%
   795,353 Federated Prime Obligations Fund
           2.59%                                                        795,353
                                                                ----------------
          Principal Value
                                                                ----------------
           U.S. Government Agency Obligations - 0.2%
   595,000 FNMA
           1.37%  due 4/1/2005                                          595,000
   255,000 FNMA
           2.91%  due 6/29/2005                                         253,089
                                                                ----------------
                                                                        848,089
                                                                ----------------

           TOTAL SHORT TERM INVESTMENTS (Cost $122,543,493)         122,543,442
                                                                ----------------

           INVESTMENTS PURCHASED AS SECURITIES
           LENDING COLLATERAL - 31.0%
           CERTIFICATES OF DEPOSIT - 0.6%
 2,615,436 Natexis Banque, 2.96%, 7/12/05                             2,614,512
                                                                ----------------

           TOTAL CERTIFICATES OF DEPOSIT (Cost $2,614,512)            2,614,512
                                                                ----------------

           COMMERCIAL PAPER - 12.4%
 1,743,624 CCN Bluegrass, 2.90%, 11/18/05 (d)                         1,743,624
 3,835,972 CCN Orchard Park, 2.85%, 10/06/05 (d)                      3,835,972
 5,230,871 Concord Minutemen Capital Co., 2.80%, 4/12/05 (d)          5,230,871
 5,230,871 Duke Funding, 2.79%, 4/05/05 (d) (e)                       5,223,169
 2,615,436 Goldman Sachs Group, Inc., 2.96%, 4/22/05                  2,615,436
 1,743,624 Laguna Corp., 2.84%, 5/12/05 (d) (e)                       1,735,126
 3,487,248 Laguna Corp., 2.99%, 5/31/05 (d) (e)                       3,469,410
 6,277,046 Lakeside Funding LLC, 2.80%, 04/08/05 (d)                  6,277,046
 4,359,059 Leafs LLC, 2.86%, 4/20/05 (d)                              4,359,059
 1,394,899 Leafs LLC, 2.85%, 1/20/06 (d)                              1,394,899
 1,743,624 Liquid Funding Ltd.,2.75%, 12/12/05 (d)                    1,743,482
 1,046,174 Main St Warehouse, 2.84%, 4/25/05 (d) (e)                  1,043,460
 2,092,349 Morgan Stanley, 2.95%, 9/02/05                             2,092,349
 1,743,624 Morgan Stanley, 2.95%, 9/07/05                             1,743,624
 1,569,261 Morgan Stanley, 2.96%, 6/06/05                             1,569,261
   871,812 Morgan Stanley, 2.96%, 9/09/05                               871,812
 2,092,349 Sigma Finance, 2.95%, 5/17/05 (d)                          2,091,930
 5,230,871 Thornburg Mortgage Capital LLC, 2.72%,                     5,219,846
           4/01/05 (d) (e)                                      ----------------

           TOTAL COMMERCIAL PAPER (Cost $52,260,376)                 52,260,376
                                                                ----------------

           CORPORATE BONDS AND NOTES - 1.3%
 1,743,624 Bayerische Landesbank, 2.84%, 6/24/05                      1,743,624
 1,569,261 Northlake, 3.03%, 9/06/05 (d)                              1,569,261
 2,092,349 Metlife Global, 2.89%, 4/28/08                             2,092,349
                                                                ----------------

           TOTAL CORPORATE BONDS AND NOTES (Cost $5,405,234)          5,405,234
                                                                ----------------

           CORPORATE PAYDOWN SECURITY - 0.8%
 3,256,148 REMAC, 2.80%, 3/12/2025 (d)                                3,256,148
                                                                ----------------

           TOTAL CORPORATE PAYDOWN SECURITY (Cost $3,256,148)         3,256,148
                                                                ----------------
    Shares
           MUTUAL FUND - 0.2%
 1,048,936 Merrill Lynch Premier Institutional Fund                   1,048,936
                                                                ----------------

           TOTAL MUTUAL FUND (Cost $1,048,936)                        1,048,936
                                                                ----------------
Principal Value
           REPURCAHSE AGREEMENTS - 15.7%
 8,718,119 Citibank Repurchase Agreement, 2.93%, 4/01/05
           (Collateralized by Corporate Bonds)                        8,718,119
 1,046,174 CS First Boston Repurchase Agreement,
           2.90%, 4/01/05
           (Collateralized by                                         1,046,174
           Collateralized Mortgage Obligations)
 2,092,349 CS First Boston Repurchase Agreement,
           2.90%, 4/01/05
           (Collateralized by Ginnie Mae
           Collateralized Mortgage Obligation)                        2,092,349
 2,266,711 CS First Boston Repurchase Agreement,
           2.90%, 4/01/05
           (Collateralized by Ginnie Mae                              2,266,711
           Collateralized Mortgage Obligation)
 3,487,248 CS First Boston Repurchase Agreement,
           2.90%, 4/01/05
           (Collateralized by                                         3,487,248
           Collateralized Mortgage Obligations)
 2,615,436 CS First Boston Repurchase Agreement,
           2.94%, 4/01/05
           (Collateralized by Collateralized                          2,615,436
           Mortgage Obligations)
 8,718,119 CS First Boston Repurchase Agreement,
           2.94%, 4/01/05
           (Collateralized by Corporate Bonds)                        8,718,119
 6,102,683 Lehman Brothers Repurchase Agreement,
           3.00%, 4/013/05
           (Collateralized by Corporate Bonds)                        6,102,683
13,948,990 Merrill Lynch Repurchase Agreement,
           2.96%, 4/01/05
           (Collateralized by Corporate Bonds)                       13,948,990
 3,487,248 Morgan Stanley Repurchase Agreement,
           2.92%, 4/01/05
           (Collateralized by Ginnie Mae                              3,487,248
           Collateralized Mortgage Obligation)
13,948,990 Morgan Stanley Repurchase Agreement,
           2.92%, 4/01/05
           (Collateralized by Freddie Mac Collaterialized            13,948,990
           Mortgage Obligations)                                ----------------

           TOTAL REPURCHASE AGREEMENTS (Cost $66,432,067)            66,432,067
                                                                ----------------

           TOTAL INVESTMENTS PURCHASED AS SECURITIES                131,017,273
           LENDING COLLATERAL (Cost $131,017,273)               ----------------

           Total Investments (Cost $663,992,272) - 156.5%           661,535,784
           Liabilities in Excess of Other Assets - (56.5)%         (238,848,444)
                                                                ----------------
           TOTAL NET ASSETS - 100.0%                               $422,687,340
                                                                ================

           Percentages are stated as a percent of net assets.

           (a) Non Income Producing.
           (b) Foreign Issued.
           (c) All or a portion of this security represents
               investments of securities lending collateral.
           (d) Restricted under Rule 144a of the Securities Act of 1933.
           (e) Variable Rate Security.  The rate shown is the
               rate in effect on March 31, 2005.

    The accompanying notes are an integral part of the financial statements.

AssetMark Core Plus Fixed Income Fund
Schedule of Options Written
March 31, 2005 (Unaudited)

                                             Contracts            Market Value
                                          ----------------     -----------------
      CALL OPTIONS WRITTEN - 0.0%
      U.S. Treasury Note Futures Call,                79                  6,172
      June 2005, Strike Price $112.00                               ------------
      TOTAL CALL OPTIONS WRITTEN                                          6,172
      (Premiums Received $  )                                       ------------

      PUT OPTIONS WRITTEN - 0.0%
      U.S. Treasury Note Futures Put,                130                 14,219
      June 2005, Strike Price $106.00                               ------------
      TOTAL PUT OPTIONS WRITTEN                                          14,219
      (Premiums Received $  )                                       ------------

AssetMark Core Plus Fixed Income Fund
Schedule of SWAP Contracts
March 31, 2005 (Unaudited)
                                                                   Unrealized
                                                 Contracts        Appreciation/
                                                                  (Depreciation)
                                              ----------------   ---------------

  Bear Stearns Co. Credit Default SWAP             (400,000)              976
  DJ CDX Credit Default SWAP                        630,000            (1,303)
  DJ CDX Credit Default SWAP                      3,840,000            (8,365)
  Countrywide Financial Credit Default SWAP        (400,000)            3,690
  Citigroup Inc. Credit Default SWAP               (400,000)            1,057
  Goldman Sachs Group, Inc. Credit Default SWAP    (400,000)            1,721
  JP Morgan Chase & Co. Credit Default SWAP        (400,000)            1,619
  Merrill Lynch & Co. Credit Default SWAP          (400,000)            1,600
  Morgan Stanley Dean Witter Credit Default SWAP   (400,000)            1,325
  Wachovia Corporation Credit Default SWAP         (400,000)              113
  Washington Mutual Inc. Credit Default SWAP       (400,000)            4,397
  Wells Fargo Co. Credit Default SWAP              (400,000)              391

AssetMark Core Plus Fixed Income Fund
Schedule of Open Futures Contracts
March 31, 2005 (Unaudited)

                                  Number of
                                  Contracts      Market Value               Unrealized
                                  Purchased       Covered By   Settlement  Appreciation
  Description                      (Sold)         Contracts      Month    (Depreciation)
  ---------------                --------------------------------------------------------

  Eurodollar 90 Day Futures           229       54,974,313       Sep-05    (281,095)
  Eurodollar 90 Day Futures             4          957,650       Dec-05     (11,140)
  Eurodollar 90 Day Futures            10        2,390,500       Mar-06      (6,780)
  Eurodollar 90 Day Futures            10        2,387,750       Jun-06     (26,159)
  Eurodollar 90 Day Futures             2          477,100       Sep-06      (4,932)
  Eurodollar 90 Day Futures         (101)      (24,074,613)      Dec-06      148,625
  U.S. Treasury 5 year Futures         58       (6,211,438)      Jun-05       80,725
  U.S. Treasury 10 year Futures       172       18,793,688       Jun-05     (51,871)
  U.S. Treasury Long Bond Futures      58         (222,750)      Jun-05      (1,322)
  U.S. Treasury Long Bond Futures      15        1,670,625       Jun-05     (14,487)
                                                                        ----------------
                                                                           (168,436)
                                                                        ================

Item 2. Controls and Procedures.
(a)  The    Registrant's     President/Principal     Executive    Officer    and
     Treasurer/Principal   Financial  Officer  have  reviewed  the  Registrant's
     disclosure  controls and  procedures (as defined in Rule 30a-3(c) under the
     Investment  Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report,  as required by Rule 30a-3(b)  under the Act and
     Rule  13a-15(b) or  15d-15(b)  under the  Securities  Exchange Act of 1934.
     Based on their review,  such officers have  concluded  that the  disclosure controls and procedures are effective in ensuring that information required to be  disclosed  in this  report  is  appropriately  recorded,  processed, summarized  and  reported  and made  known  to them by  others  within  the
     Registrant and by the Registrant's service provider.

(b)  There were no changes in the  Registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred  during the Registrant's  last fiscal quarter that has materially  affected,  or is reasonably likely to materially affect,  the Registrant's  internal control over financial reporting.

Item 3. Exhibits.
Separate  certifications  for each  principal  executive  officer and  principal financial  officer of the  registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)). Filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       AssetMark Funds

By:               /s/ Ronald D. Cordes
                  Ronald D. Cordes, President

Date:             05.27.05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Registrant:       AssetMark Funds

By:               /s/ Ronald D. Cordes
                  Ronald D. Cordes
                  President (Principal Executive Officer)
                  AssetMark Funds

Date:             05.27.05

Registrant:       AssetMark Funds

By:               /s/ Carrie E. Hansen
                  Carrie E. Hansen
                  Treasurer (Principal Financial Officer)
                  AssetMark Funds

Date:             05.27.05

* Print the name and title of each signing officer under his or her signature.